                                 -------------
SCHWAB ANNUITY PORTFOLIOS
DECEMBER 31, 1996 ANNUAL REPORT
ECONOMIC HIGHLIGHTS

                                         . The GDP growth rate for 1996 was
                                           3.4%. This growth rate represents a
                                           significant improvement from the
                                           relatively weak 1.3% overall rate
                                           in 1995 and in particular, the 0.3%
                                           fourth quarter rate which caused
                                           concern over the possibility of a
                                           recession early in 1996.
                                         . The 1996 second and fourth quarter
                                           growth rates of 4.7% resulted in
                                           sentiment focusing on the apparent
                                           strength of the economy and its po-
                                           tential impact on future inflation
                                           and Fed policy.
                                         . At the time of this writing, the
                                           economy appears to be on track for
                                           moderate growth, continuing the six
                                           year expansion which began in 1991.


        [The following Bar graph represents the Real GDP Growth Rate.]

                             Real GDP Growth Rate

               Label                                Real GDP Growth Rate
               -----                                --------------------
            Q1 1990                                                0.041
            Q2 1990                                                0.013
            Q3 1990                                               -0.019
            Q4 1990                                               -0.041
            Q1 1991                                               -0.022
            Q2 1991                                                0.017
            Q3 1991                                                 0.01
            Q4 1991                                                 0.01
            Q1 1992                                                0.047
            Q2 1992                                                0.025
            Q3 1992                                                 0.03
            Q4 1992                                                0.043
            Q1 1993                                               -0.001
            Q2 1993                                                0.019
            Q3 1993                                                0.023
            Q4 1993                                                0.048
            Q1 1994                                                0.025
            Q2 1994                                                0.049
            Q3 1994                                                0.035
            Q4 1994                                                 0.03
            Q1 1995                                                0.004
            Q2 1995                                                0.007
            Q3 1995                                                0.038
            Q4 1995                                                0.003
            Q1 1996                                                 0.02
            Q2 1996                                                0.047
            Q3 1996                                                0.021
            Q4 1996                                                0.047

                                         . The unemployment rate during 1996
                                           remained near its lows for the de-
                                           cade, leading many economists to
                                           question whether such low levels
                                           can continue without generating in-
                                           flationary pressures on wages and,
                                           ultimately, prices.
                                         . Job creation has slowed during the
                                           latter half of 1996, consistent
                                           with the slowing of the economy in
                                           the third quarter.


       [The following line graph represents the U.S. Unemployment Rate.]


                            U.S. Unemployment Rate

               Label                              U.S. Unemployment Rate
               -----                              ----------------------
           Jan-90                                                        0.053
           Feb-90                                                        0.053
           Mar-90                                                        0.052
           Apr-90                                                        0.054
           May-90                                                        0.053
           Jun-90                                                        0.051
           Jul-90                                                        0.054
           Aug-90                                                        0.056
           Sep-90                                                        0.057
           Oct-90                                                        0.058
           Nov-90                                                         0.06
           Dec-90                                                        0.062
           Jan-91                                                        0.063
           Feb-91                                                        0.065
           Mar-91                                                        0.068
           Apr-91                                                        0.066
           May-91                                                        0.068
           Jun-91                                                        0.068
           Jul-91                                                        0.067
           Aug-91                                                        0.068
           Sep-91                                                        0.068
           Oct-91                                                        0.069
           Nov-91                                                        0.069
           Dec-91                                                        0.071
           Jan-92                                                        0.071
           Feb-92                                                        0.073
           Mar-92                                                        0.073
           Apr-92                                                        0.073
           May-92                                                        0.074
           Jun-92                                                        0.077
           Jul-92                                                        0.076
           Aug-92                                                        0.076
           Sep-92                                                        0.075
           Oct-92                                                        0.074
           Nov-92                                                        0.073
           Dec-92                                                        0.073
           Jan-93                                                        0.071
           Feb-93                                                         0.07
           Mar-93                                                         0.07
           Apr-93                                                         0.07
           May-93                                                        0.069
           Jun-93                                                        0.069
           Jul-93                                                        0.068
           Aug-93                                                        0.067
           Sep-93                                                        0.067
           Oct-93                                                        0.067
           Nov-93                                                        0.065
           Dec-93                                                        0.064
           Jan-94                                                        0.067
           Feb-94                                                        0.066
           Mar-94                                                        0.065
           Apr-94                                                        0.064
           May-94                                                         0.06
           Jun-94                                                         0.06
           Jul-94                                                        0.061
           Aug-94                                                        0.061
           Sep-94                                                        0.059
           Oct-94                                                        0.056
           Nov-94                                                        0.056
           Dec-94                                                        0.054
           Jan-95                                                        0.056
           Feb-95                                                        0.054
           Mar-95                                                        0.058
           Apr-95                                                        0.057
           May-95                                                        0.057
           Jun-95                                                        0.056
           Jul-95                                                        0.057
           Aug-95                                                        0.053
           Sep-95                                                        0.056
           Oct-95                                                        0.055
           Nov-95                                                        0.056
           Dec-95                                                        0.056
           Jan-96                                                        0.058
           Feb-96                                                        0.055
           Mar-96                                                        0.056
           Apr-96                                                        0.054
           May-96                                                        0.056
           Jun-96                                                        0.053
           Jul-96                                                        0.054
           Aug-96                                                        0.051
           Sep-96                                                        0.052
           Oct-96                                                        0.052
           Nov-96                                                        0.053
           Dec-96                                                        0.053

                                         . Although trending slightly upward,
                                           both employment cost and CPI re-
                                           mained in check during 1996, re-
                                           flecting continued low levels of
                                           inflation.
                                         . CPI rose 3.3% in 1996, the highest
                                           annual rate since 1990. However,
                                           the core rate (which excludes the
                                           more volatile food and energy com-
                                           ponents) rose 2.6%, the lowest rate
                                           since 1965.
                                         . The Fed has indicated it will main-
                                           tain a posture of "heightened sur-
                                           veillance" and remain diligent in
                                           its effort to prevent increases in
                                           inflation.


[The following line graph represents the comparison of quarterly employment cost index and monthly consumer price index.]

                            Measures of Inflation



                  Quarterly Employment Cost       Monthly Consumer Price
    Label           Index - YOY % Change           Index - YOY% Change
    -----           --------------------           -------------------
Jan-90                             0.053                         0.052
Feb-90                             0.053                         0.053
Mar-90                             0.053                         0.052
Apr-90                            0.0541                         0.047
May-90                            0.0541                         0.044
Jun-90                            0.0541                         0.047
Jul-90                            0.0509                         0.048
Aug-90                            0.0509                         0.056
Sep-90                            0.0509                         0.062
Oct-90                            0.0478                         0.063
Nov-90                            0.0478                         0.063
Dec-90                            0.0478                         0.061
Jan-91                            0.0458                         0.057
Feb-91                            0.0458                         0.053
Mar-91                            0.0458                         0.049
Apr-91                            0.0447                         0.049
May-91                            0.0447                          0.05
Jun-91                            0.0447                         0.047
Jul-91                            0.0427                         0.044
Aug-91                            0.0427                         0.038
Sep-91                            0.0427                         0.034
Oct-91                            0.0416                         0.029
Nov-91                            0.0416                          0.03
Dec-91                            0.0416                         0.031
Jan-92                            0.0406                         0.026
Feb-92                            0.0406                         0.028
Mar-92                            0.0406                         0.032
Apr-92                            0.0355                         0.032
May-92                            0.0355                          0.03
Jun-92                            0.0355                         0.031
Jul-92                            0.0344                         0.032
Aug-92                            0.0344                         0.031
Sep-92                            0.0344                          0.03
Oct-92                            0.0355                         0.032
Nov-92                            0.0355                          0.03
Dec-92                            0.0355                         0.029
Jan-93                            0.0344                         0.033
Feb-93                            0.0344                         0.032
Mar-93                            0.0344                         0.031
Apr-93                            0.0365                         0.032
May-93                            0.0365                         0.032
Jun-93                            0.0365                          0.03
Jul-93                            0.0365                         0.028
Aug-93                            0.0365                         0.028
Sep-93                            0.0365                         0.027
Oct-93                            0.0344                         0.028
Nov-93                            0.0344                         0.027
Dec-93                            0.0344                         0.027
Jan-94                            0.0324                         0.025
Feb-94                            0.0324                         0.025
Mar-94                            0.0324                         0.025
Apr-94                            0.0314                         0.024
May-94                            0.0314                         0.023
Jun-94                            0.0314                         0.025
Jul-94                            0.0314                         0.028
Aug-94                            0.0314                         0.029
Sep-94                            0.0314                          0.03
Oct-94                            0.0303                         0.026
Nov-94                            0.0303                         0.027
Dec-94                            0.0303                         0.027
Jan-95                            0.0303                         0.028
Feb-95                            0.0303                         0.029
Mar-95                            0.0303                         0.029
Apr-95                            0.0303                         0.031
May-95                            0.0303                         0.032
Jun-95                            0.0303                          0.03
Jul-95                            0.0283                         0.028
Aug-95                            0.0283                         0.026
Sep-95                            0.0283                         0.025
Oct-95                            0.0283                         0.028
Nov-95                            0.0283                         0.026
Dec-95                            0.0283                         0.025
Jan-96                            0.0293                         0.027
Feb-96                            0.0293                         0.027
Mar-96                            0.0293                         0.028
Apr-96                            0.0293                         0.029
May-96                            0.0293                         0.029
Jun-96                            0.0293                         0.028
Jul-96                            0.0293                          0.03
Aug-96                            0.0293                         0.029
Sep-96                            0.0293                          0.03
Oct-96                            0.0303                          0.03
Nov-96                            0.0303                         0.033
Dec-96                            0.0303                         0.033

Source: Bloomberg L.P.

                                 -------------

                                 -------------
SCHWAB ANNUITY PORTFOLIOS
DECEMBER 31, 1996 ANNUAL REPORT (CONTINUED)
ECONOMIC HIGHLIGHTS
SCHWAB MONEY MARKET PORTFOLIO

 Stephen B. Ward--Senior Vice President and Chief Investment Officer of Charles Schwab Investment Management, Inc. He has held that position since 1993. Steve joined CSIM in 1991.

 Andrea Regan--Senior Portfolio Manager and Vice President. She has managed the Schwab Money Market Portfolio since its inception in May 1994. Andrea joined CSIM in 1991.


  . Short-term interest rates experienced a moderate decline early in the year in response to fears of an economic recession, and then increased moder-ately during the middle of the year in response to concerns over excessive growth and its potential impact on future inflation.
  . Short-term rates exhibited a signifi cant degree of volatility, much of which was a result of the market's overreaction to strong employment re ports.


 [The following line graph represents the comparison of 1996 yields on 90-day commercial paper and 3-month Treasury Bills.]


        1996 Yields on 90-Day Commercial Paper
              and 3-Month Treasury Bills


                90 Day T-Bill   90 Day Commercial Paper
  1/2/96               0.0512                     0.055
  1/3/96               0.0521                    0.0551
  1/4/96               0.0519                    0.0549
  1/5/96               0.0518                    0.0546
  1/8/96               0.0517                    0.0548
  1/9/96               0.0515                    0.0547
 1/10/96               0.0517                    0.0545
 1/11/96               0.0517                    0.0544
 1/12/96               0.0517                    0.0543
 1/15/96               0.0517                    0.0543
 1/16/96               0.0514                    0.0542
 1/17/96               0.0513                    0.0541
 1/18/96               0.0511                    0.0539
 1/19/96               0.0511                    0.0538
 1/22/96               0.0513                    0.0537
 1/23/96               0.0512                    0.0536
 1/24/96               0.0511                    0.0535
 1/25/96               0.0513                    0.0534
 1/26/96                0.051                    0.0534
 1/29/96               0.0515                    0.0532
 1/30/96               0.0512                    0.0531
 1/31/96               0.0505                    0.0527
  2/1/96                 0.05                    0.0521
  2/2/96               0.0498                    0.0517
  2/5/96                 0.05                    0.0517
  2/6/96               0.0499                    0.0516
  2/7/96               0.0493                    0.0516
  2/8/96               0.0491                    0.0515
  2/9/96               0.0493                    0.0514
 2/12/96               0.0493                    0.0513
 2/13/96               0.0492                    0.0513
 2/14/96               0.0493                    0.0512
 2/15/96                0.049                    0.0512
 2/16/96               0.0489                    0.0512
 2/20/96               0.0496                    0.0514
 2/21/96               0.0496                    0.0516
 2/22/96               0.0494                    0.0514
 2/23/96               0.0495                    0.0513
 2/26/96               0.0498                    0.0514
 2/27/96               0.0502                    0.0516
 2/28/96               0.0501                    0.0516
 2/29/96               0.0503                    0.0519
  3/1/96                 0.05                    0.0519
  3/4/96               0.0503                    0.0517
  3/5/96               0.0503                    0.0518
  3/6/96               0.0503                    0.0519
  3/7/96               0.0503                    0.0519
  3/8/96               0.0503                    0.0531
 3/11/96                0.051                    0.0531
 3/12/96                0.051                    0.0532
 3/13/96               0.0512                    0.0534
 3/14/96               0.0512                    0.0534
 3/15/96               0.0515                    0.0534
 3/18/96               0.0518                    0.0536
 3/19/96               0.0521                    0.0536
 3/20/96               0.0514                    0.0536
 3/21/96               0.0506                    0.0535
 3/22/96               0.0511                    0.0535
 3/25/96               0.0507                    0.0537
 3/26/96               0.0515                    0.0536
 3/27/96               0.0516                    0.0537
 3/28/96               0.0519                    0.0539
 3/29/96               0.0514                    0.0538
  4/1/96               0.0516                    0.0536
  4/2/96               0.0517                    0.0536
  4/3/96               0.0515                    0.0536
  4/4/96               0.0512                    0.0536
  4/5/96               0.0516                    0.0536
  4/8/96               0.0516                     0.054
  4/9/96               0.0509                    0.0541
 4/10/96               0.0509                    0.0541
 4/11/96                0.051                    0.0541
 4/12/96               0.0508                    0.0541
 4/15/96                 0.05                    0.0541
 4/16/96               0.0497                     0.054
 4/17/96               0.0496                    0.0539
 4/18/96                 0.05                    0.0539
 4/19/96               0.0503                    0.0538
 4/22/96                 0.05                    0.0538
 4/23/96               0.0511                    0.0538
 4/24/96               0.0514                    0.0538
 4/25/96                0.051                    0.0538
 4/26/96               0.0512                    0.0538
 4/29/96               0.0516                    0.0538
 4/30/96               0.0515                    0.0539
  5/1/96               0.0511                     0.054
  5/2/96               0.0513                    0.0541
  5/3/96               0.0514                    0.0541
  5/6/96               0.0512                    0.0541
  5/7/96               0.0515                    0.0541
  5/8/96               0.0513                    0.0541
  5/9/96               0.0514                     0.054
 5/10/96               0.0514                    0.0539
 5/13/96               0.0517                    0.0538
 5/14/96               0.0513                    0.0538
 5/15/96               0.0514                    0.0538
 5/16/96               0.0516                    0.0538
 5/17/96               0.0516                    0.0538
 5/20/96               0.0516                    0.0538
 5/21/96               0.0519                    0.0537
 5/22/96               0.0519                    0.0537
 5/23/96               0.0519                    0.0537
 5/24/96               0.0518                    0.0537
 5/27/96               0.0518                    0.0537
 5/28/96               0.0518                    0.0537
 5/29/96               0.0519                    0.0537
 5/30/96               0.0518                    0.0539
 5/31/96               0.0518                     0.054
  6/3/96               0.0522                    0.0543
  6/4/96               0.0522                    0.0542
  6/5/96               0.0521                    0.0542
  6/6/96               0.0519                    0.0541
  6/7/96               0.0525                     0.055
 6/10/96               0.0527                    0.0551
 6/11/96               0.0527                     0.055
 6/12/96               0.0525                    0.0549
 6/13/96               0.0523                    0.0549
 6/14/96                0.052                    0.0549
 6/17/96               0.0518                     0.055
 6/18/96               0.0523                     0.055
 6/19/96               0.0524                     0.055
 6/20/96               0.0528                     0.055
 6/21/96               0.0528                     0.055
 6/24/96               0.0528                    0.0551
 6/25/96               0.0523                     0.055
 6/26/96               0.0522                     0.055
 6/27/96               0.0519                    0.0551
 6/28/96               0.0516                    0.0552
  7/1/96               0.0523                     0.055
  7/2/96               0.0533                     0.055
  7/3/96               0.0521                     0.055
  7/4/96               0.0523                     0.055
  7/5/96               0.0529                    0.0559
  7/8/96               0.0528                    0.0559
  7/9/96               0.0534                    0.0556
 7/10/96               0.0528                    0.0554
 7/11/96               0.0525                    0.0554
 7/12/96               0.0529                    0.0555
 7/15/96               0.0527                    0.0556
 7/16/96               0.0527                    0.0556
 7/17/96               0.0527                    0.0555
 7/18/96               0.0527                    0.0554
 7/19/96                0.053                    0.0551
 7/22/96               0.0532                    0.0551
 7/23/96                0.053                    0.0551
 7/24/96               0.0531                     0.055
 7/25/96               0.0528                     0.055
 7/26/96               0.0528                    0.0552
 7/29/96               0.0534                    0.0552
 7/30/96               0.0534                    0.0554
 7/31/96               0.0531                    0.0555
  8/1/96               0.0524                    0.0554
  8/2/96                0.052                    0.0547
  8/5/96               0.0518                    0.0544
  8/6/96               0.0518                    0.0543
  8/7/96               0.0515                    0.0543
  8/8/96               0.0515                    0.0542
  8/9/96               0.0515                    0.0541
 8/12/96               0.0514                     0.054
 8/13/96               0.0519                     0.054
 8/14/96               0.0516                     0.054
 8/15/96               0.0519                    0.0541
 8/16/96               0.0518                     0.054
 8/19/96               0.0519                     0.054
 8/20/96               0.0516                     0.054
 8/21/96               0.0514                     0.054
 8/22/96               0.0513                    0.0539
 8/23/96               0.0517                    0.0539
 8/26/96               0.0519                    0.0542
 8/27/96               0.0518                    0.0542
 8/28/96               0.0519                    0.0542
 8/29/96               0.0522                    0.0542
 8/30/96               0.0528                    0.0545
  9/2/96               0.0528                    0.0545
  9/3/96                0.053                    0.0553
  9/4/96               0.0532                    0.0553
  9/5/96               0.0536                    0.0555
  9/6/96               0.0532                    0.0557
  9/9/96               0.0527                    0.0554
 9/10/96                0.053                    0.0553
 9/11/96               0.0531                    0.0553
 9/12/96               0.0528                    0.0551
 9/13/96               0.0521                    0.0547
 9/16/96                0.052                    0.0546
 9/17/96               0.0531                     0.055
 9/18/96               0.0525                    0.0552
 9/19/96               0.0522                    0.0554
 9/20/96               0.0527                    0.0556
 9/23/96               0.0528                    0.0559
 9/24/96               0.0511                    0.0561
 9/25/96               0.0505                    0.0548
 9/26/96                 0.05                    0.0546
 9/27/96               0.0502                    0.0547
 9/30/96               0.0503                    0.0549
 10/1/96                0.051                    0.0548
 10/2/96               0.0502                    0.0548
 10/3/96               0.0501                    0.0549
 10/4/96                 0.05                    0.0544
 10/7/96               0.0505                    0.0543
 10/8/96               0.0514                    0.0543
 10/9/96               0.0513                    0.0543
10/10/96               0.0516                    0.0543
10/11/96               0.0515                    0.0543
10/14/96               0.0514                    0.0543
10/15/96               0.0518                    0.0542
10/16/96               0.0513                    0.0542
10/17/96                0.051                    0.0542
10/18/96               0.0511                    0.0542
10/21/96               0.0512                    0.0542
10/22/96               0.0512                    0.0542
10/23/96               0.0512                    0.0542
10/24/96               0.0512                    0.0542
10/25/96               0.0512                    0.0542
10/28/96               0.0516                    0.0543
10/29/96               0.0514                    0.0542
10/30/96               0.0514                    0.0541
10/31/96               0.0515                    0.0541
 11/1/96               0.0516                    0.0541
 11/4/96               0.0514                    0.0541
 11/5/96               0.0517                    0.0541
 11/6/96               0.0516                    0.0541
 11/7/96               0.0515                    0.0541
 11/8/96               0.0518                     0.054
11/11/96               0.0517                     0.054
11/12/96               0.0518                     0.054
11/13/96               0.0516                     0.054
11/14/96               0.0516                     0.054
11/15/96               0.0514                    0.0542
11/18/96               0.0515                    0.0542
11/19/96               0.0516                    0.0541
11/20/96               0.0515                    0.0541
11/21/96               0.0516                    0.0541
11/22/96               0.0516                     0.054
11/25/96               0.0516                    0.0541
11/26/96               0.0515                    0.0541
11/27/96               0.0515                    0.0542
11/28/96               0.0515                    0.0542
11/29/96               0.0513                    0.0544
 12/2/96               0.0506                    0.0544
 12/3/96               0.0502                    0.0542
 12/4/96               0.0502                    0.0542
 12/5/96               0.0505                    0.0541
 12/6/96               0.0502                    0.0543
 12/9/96               0.0498                    0.0543
12/10/96               0.0494                    0.0543
12/11/96               0.0496                    0.0544
12/12/96               0.0495                    0.0544
12/13/96               0.0492                    0.0547
12/16/96               0.0498                    0.0548
12/17/96               0.0503                    0.0549
12/18/96               0.0502                    0.0552
12/19/96               0.0498                    0.0555
12/20/96               0.0502                    0.0557
12/23/96               0.0507                    0.0558
12/24/96               0.0508                     0.056
12/25/96               0.0508                     0.056
12/26/96               0.0509                    0.0561
12/27/96                0.051                    0.0564
12/30/96               0.0515                    0.0565
12/31/96               0.0517                    0.0563

 During the reporting period, the portfolio manager adjusted the weighted av-erage maturity of the Fund in an effort to capitalize on opportunities to buy money market instruments resulting from market fluctuations. Specifically, pe-riodic uncertainties about the future direction of the economy led the market to overreact to reports of economic growth. An example of this was strong em-ployment reports released throughout the year, which drove up interest rates for short periods. The resulting increase in short-term rates presented us with opportunities to moderately extend each Fund's average maturity and lock in higher yields at different points throughout the year. Conversely, during periods when there was no clear benefit to extend maturity, we elected not to do so.

SCHWAB S&P 500 PORTFOLIO

 Stephen B. Ward--Senior Vice President and Chief Investment Officer of Charles Schwab Investment Management, Inc. He has held that position since 1993. Steve joined CSIM in 1991.

 Geri Hom--Senior Portfolio Manager and Vice President. She has managed the S&P 500 Portfolio since its inception in November 1996. Geri joined CSIM in 1995.

 Although this portfolio was only in existence for two months prior to its 12/31/96 fiscal year end, it participated in the strong performance of the S&P 500 Index as evidenced by the portfolio's 5.3% return for the two month period (from its 11/1/96 inception date). The S&P 500 Index reached an all time high of 757 on November 25, 1996, fell approximately 5% during December, and then recovered to a level of 741 by year-end.

 Using most traditional measures, such as price-to-book value and dividend yield, many major market indices remain valued near their historic highs. The primary exception is the price-to-earnings ratio which, at 21 times earnings for the S&P 500, is well above its historical average, but below its 1991 and 1987 highs of 26 and 22, respectively.

 Although there are many contributing factors, most market observers attribute the market's strong performance to three key developments: the second straight year of impressive corporate earnings growth; a continuation of relatively moderate short- and long-term interest rates; and continued high levels of cash flowing into equity mutual funds.

 Indices are unmanaged, and unlike the portfolio, do not reflect advisory and other fees associated with an investment in the portfolio. Investors cannot invest in an index directly.

                                 -------------

                                 -------------
SCHWAB ANNUITY PORTFOLIOS
DECEMBER 31, 1996 ANNUAL REPORT (CONTINUED)
ECONOMIC HIGHLIGHTS

SCHWAB ASSET DIRECTOR--HIGH GROWTH PORTFOLIO

 Stephen B. Ward--Senior Vice President and Chief Investment Officer of Charles Schwab Investment Management, Inc. He has held that position since 1993. Steve joined CSIM in 1991.

 Geri Hom--Senior Portfolio Manager and Vice President. She has managed the Equity components of the Schwab Asset Director--High Growth Portfolio since its inception in November 1996. Geri joined CSIM in 1995.

 Andrea Regan--Senior Portfolio Manager and Vice President. She has managed the Bond and Cash components of the Schwab Asset Director--High Growth Portfo-lio since its inception in November 1996. Andrea joined CSIM in 1991.

 Although this portfolio was only in existence for two months prior to its 12/31/96 fiscal year end, it participated in the strong performance of the do-mestic and foreign equities markets as evidenced by its 4.2% return for the two month period (from its 11/1/96 inception date).

 Relative to its neutral targets, the Portfolio's asset class weightings were as follows at the close of the fiscal year:

                                                                   FUND POSITION
                                                    NEUTRAL TARGET  AT YEAR END
                                                    -------------- -------------
     Large Cap Stocks..............................       40%           40%
     Small Cap Stocks..............................       20%           19%
     International Stocks..........................       20%           19%
     Bonds.........................................       15%           11%
     Cash..........................................        5%           11%
                                                         ----          ----
                                                         100%          100%

 This positioning represents a fairly neutral weighting in stocks, a moderate under-weighting in bonds, and a moderate over-weighting in cash instruments, which reflects the moderate year-end bias of our tactical asset allocation model that bonds were somewhat overvalued relative to cash. Rather than empha-sizing any particular stocks, industries, or styles, the portfolio managers use an index oriented approach in each of the Portfolio's five asset catego-ries.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
PORTFOLIO SUMMARY
                                  ASSET GROWTH

                                                                                PERCENTAGE
          TOTAL                          TOTAL                                  GROWTH OVER
        NET ASSETS                     NET ASSETS                                REPORTING
      AS OF 12/31/96                 AS OF 12/31/95                               PERIOD
     --------------------------------------------------------------------------------------
       $27,430,633                    $16,912,432                                   62%
     --------------------------------------------------------------------------------------

                      AVERAGE YIELDS FOR THE PERIODS ENDED

                               DECEMBER 31, 1996

         LAST                          LAST                                         LAST
      SEVEN DAYS                   THREE MONTHS                                 TWELVE MONTHS
     ----------------------------------------------------------------------------------------
        4.91%                         4.90%                                         4.87%
     ----------------------------------------------------------------------------------------

                               MATURITY SCHEDULE

                          PERCENT OF TOTAL INVESTMENTS

       MATURITY RANGE        3/31/96           6/30/96           9/30/96           12/31/96
     --------------------------------------------------------------------------------------
        0- 15 Days            14.1%             23.6%             10.3%             20.4%
       16- 30 Days            39.9              30.2              38.1              46.1
       31- 60 Days            31.0              22.5              18.7              25.7
       61- 90 Days             9.4              19.4              16.7               0.1
       91-120 Days             3.1               0.0              16.2               7.7
      Over 120 Days            2.5               4.3               0.0               0.0
      Weighted Average       35 Days           39 Days           47 Days           35 Days
     --------------------------------------------------------------------------------------

                               PORTFOLIO QUALITY

                                                                    PERCENT OF
                 SEC TIER                                           NET ASSETS
                  RATING                                             12/31/96
                         -----------------------------------------------
                  Tier 1                                              100.0%
                  Tier 2                                               0.0%
                         -----------------------------------------------

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

AGENCY OBLIGATIONS--99.5%                                    PAR        VALUE
--------------------------------------------------------------------------------
Federal Farm Credit Bank
 5.43%, 01/28/97......................................... $1,630,000 $ 1,623,509
 5.28%, 02/04/97.........................................    610,000     606,981
 5.26%, 02/12/97.........................................  1,095,000   1,088,357
 5.35%, 04/30/97.........................................  2,000,000   1,965,292
Federal Home Loan Bank
 5.28%, 01/02/97.........................................  1,025,000   1,024,852
 5.43%, 01/08/97.........................................    750,000     749,211
 5.65%, 01/09/97.........................................  1,745,000   1,742,867
 5.29%, 01/16/97.........................................  1,120,000   1,117,564
 5.59%, 01/21/97.........................................    485,000     483,526
 5.37%, 02/14/97.........................................    350,000     347,724
Federal Home Loan Mortgage Corp.
 5.26%, 01/02/97.........................................    505,000     504,926
 5.31%, 01/10/97.........................................  1,495,000   1,493,042
 5.33%, 01/16/97.........................................    385,000     384,150
 5.39%, 01/23/97.........................................  2,045,000   2,038,301
 5.32%, 01/30/97.........................................     95,000      94,596
 5.39%, 02/24/97.........................................    800,000     793,592
Federal National Mortgage Assoc.
 5.30%, 01/22/97.........................................  1,500,000   1,495,428
 5.30%, 01/28/97.........................................  2,705,000   2,694,376
 5.27%, 01/28/97.........................................    135,000     134,470
 5.39%, 01/29/97.........................................  1,200,000   1,194,997
Tennessee Valley Authority
 5.26%, 01/22/97.........................................  1,185,000   1,181,406
 5.26%, 02/19/97.........................................  2,340,000   2,323,438
 5.36%, 02/25/97.........................................    360,000     357,085
 5.35%, 02/25/97.........................................  1,000,000     991,903
 5.33%, 02/25/97.........................................    450,000     446,377
                                                                     -----------
TOTAL AGENCY OBLIGATIONS (Cost $26,877,970)..............             26,877,970
                                                                     -----------
U.S. TREASURY OBLIGATIONS--0.5%
--------------------------------------------------------------------------------
U.S. Treasury Bills
 5.00%, 03/06/97.........................................     25,000      24,780
 5.12%, 04/24/97.........................................    110,000     108,260
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $133,040).........................................                133,040
                                                                     -----------
TOTAL INVESTMENTS--100% (Cost $27,011,010)...............            $27,011,010
                                                                     ===========

-------
Notes to Schedule of Investments

Yields shown are effective yields at the time of purchase and are stated ac-cording to the market convention for the security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

--------------------------------------------------------------------------------
ASSETS
 Investments, at value (Cost: $27,011,010)........................  $27,011,010
 Cash.............................................................        1,533
 Receivable from adviser..........................................        5,599
 Receivable for Fund shares sold..................................      556,267
 Deferred organization costs......................................       18,046
 Prepaid expenses.................................................          712
                                                                    -----------
   Total assets...................................................   27,593,167
                                                                    -----------
LIABILITIES
 Payable for:
  Dividends.......................................................      122,033
  Other...........................................................       40,501
                                                                    -----------
   Total liabilities..............................................      162,534
                                                                    -----------
NET ASSETS applicable to outstanding shares.......................  $27,430,633
                                                                    ===========
NET ASSETS consist of:
 Paid-in capital..................................................  $27,431,352
 Accumulated net realized loss on investments sold................         (719)
                                                                    -----------
                                                                    $27,430,633
                                                                    ===========
PRICING OF SHARES
 Outstanding shares, $0.00001 par value (unlimited shares
  authorized).....................................................   27,431,352
NET ASSET VALUE, offering and redemption price per share..........        $1.00

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

--------------------------------------------------------------------------------
INTEREST INCOME..................................................... $1,207,231
                                                                     ----------
EXPENSES
 Investment advisory and administration fee.........................    103,328
 Custodian fees.....................................................     18,754
 Registration fees..................................................         61
 Professional fees..................................................     58,130
 Shareholder reports................................................     11,103
 Trustees' fees.....................................................     12,213
 Amortization of deferred organization costs........................      7,686
 Insurance and other expenses.......................................      3,177
                                                                     ----------
                                                                        214,452
Less: expenses reduced and absorbed (see Note 4)....................   (102,139)
                                                                     ----------
  Total expenses incurred by Fund...................................    112,313
                                                                     ----------
Net investment income...............................................  1,094,918
Net realized loss on investments sold...............................       (655)
                                                                     ----------
Increase in net assets resulting from operations.................... $1,094,263
                                                                     ==========

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR ENDED
                                                          DECEMBER 31,
-------------------------------------------------------------------------------
                                                        1996          1995
                                                    ------------  ------------
OPERATIONS
 Net investment income............................. $  1,094,918  $    602,287
 Net realized gain (loss) on investments sold......         (655)           33
                                                    ------------  ------------
  Increase in net assets resulting from
   operations......................................    1,094,263       602,320
                                                    ------------  ------------
 Dividends to shareholders from net investment
  income...........................................   (1,094,918)     (602,287)
                                                    ------------  ------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
 Proceeds from shares sold.........................   71,617,183    68,313,915
 Net asset value of shares issued in reinvestment
  of dividends.....................................    1,053,350       552,602
 Less payments for shares redeemed.................  (62,151,677)  (59,363,572)
                                                    ------------  ------------
 Increase in net assets from capital share
  transactions.....................................   10,518,856     9,502,945
                                                    ------------  ------------
  Total increase in net assets.....................   10,518,201     9,502,978
NET ASSETS
 Beginning of period...............................   16,912,432     7,409,454
                                                    ------------  ------------
 End of period..................................... $ 27,430,633  $ 16,912,432
                                                    ============  ============

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 1996
1. DESCRIPTION OF THE FUND

 The Schwab Money Market Portfolio (the "Fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no-load, open-end, management invest-ment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended.

 The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

 The following significant accounting policies are in conformity with gener-ally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting prin-ciples requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

 Security valuation--Investments are stated at amortized cost which approxi-mates market value.

 Security transactions and interest income--Security transactions are ac-counted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Interest income is accrued on a daily basis and in-cludes amortization of premium and accretion of discount on investments.

 Repurchase agreements--Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

 Dividends to shareholders--The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

 Deferred organization costs--Costs incurred in connection with the organiza-tion of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

 Expenses--Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allo-cated to each series in proportion to their relative net assets.

 Federal income taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to dis-tribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

 Investment advisory and administration agreement--The Trust has an investment advisory and administration agreement with Charles Schwab Investment Manage-ment, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $2 billion of average daily net assets, 0.45% of the next $1 billion and 0.40% of such assets over $3 billion. The Investment Manager voluntarily reduced its fee for the year ended December 31, 1996 (see Note 4).

 Officers and trustees--Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager. During the year ended De-cember 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $12,213 related to the Trust's unaffiliated trustees.


                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
YEAR ENDED DECEMBER 31, 1996
4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER

 The Investment Manager reduced a portion of its fee and absorbed certain ex-penses in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1996, the total of such fees and ex-penses reduced and absorbed by the Investment Manager was $102,139 (see Note
6).

5. INVESTMENT TRANSACTIONS

 Purchases, sales and maturities of investment securities for the year ended December 31, 1996, aggregated $157,508,558 and $148,362,944, respectively.

6. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                YEAR ENDED          PERIOD ENDED
                                               DECEMBER 31,         DECEMBER 31,
--------------------------------------------------------------------------------
                                             1996         1995         1994++
                                          -----------  -----------  ------------
Net asset value at beginning of period..       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..................         0.05         0.05         0.03
 Net realized and unrealized gain on
  investments...........................           --           --           --
                                          -----------  -----------   ----------
 Total from investment operations.......         0.05         0.05         0.03
LESS DISTRIBUTIONS
 Dividends from net investment income...        (0.05)       (0.05)       (0.03)
 Distributions from realized gain on
  investments...........................           --           --           --
                                          -----------  -----------   ----------
 Total distributions....................        (0.05)       (0.05)       (0.03)
                                          -----------  -----------   ----------
Net asset value at end of period........       $ 1.00       $ 1.00       $ 1.00
                                          ===========  ===========   ==========
TOTAL RETURN (not annualized)...........        4.98%        5.26%        2.55%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period..............  $27,430,633  $16,912,432   $7,409,454
 Ratio of expenses to average net
  assets+...............................        0.50%        0.50%         .50%*
 Ratio of net investment income to
  average net assets+...................        4.87%        5.17%        4.16%*
-------
+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

 Ratio of expenses to average net
  assets................................        0.95%        1.02%        2.10%*
 Ratio of net investment income to
  average net assets....................        4.42%        4.65%        2.56%*

++Period from May 3, 1994 (commencement of operations) to December 31, 1994.

* Annualized

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
INDEPENDENT AUDITORS' REPORT
To the Trustees and Shareholders of
the SCHWAB MONEY MARKET PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, includ-ing the schedule of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all mate-rial respects, the financial position of the Schwab Money Market Portfolio (one of the series constituting Schwab Annuity Portfolios, hereafter referred to as the "Trust") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the periods pre-sented, in conformity with generally accepted accounting principles. These fi-nancial statements and financial highlights (hereafter referred to as "finan-cial statements") are the responsibility of the Trust's management; our re-sponsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accor-dance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the finan-cial statements are free of material misstatement. An audit includes examin-ing, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of secu-rities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1997

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK--97.13%                                       OF SHARES   VALUE

-------------------------------------------------------------------------------
AEROSPACE/DEFENSE--2.58%
Boeing Co. ...............................................      408  $   43,401
General Dynamics Corp. ...................................      100       7,050
Lockheed Martin Corp. ....................................      200      18,300
McDonnell Douglas Corp. ..................................      200      12,800
Newport News Shipbuilding Inc.+...........................       40         600
Northrop Grumman Corp. ...................................      100       8,275
Raytheon Co. .............................................      300      14,438
Rockwell International Corp. (New)........................      200      12,175
Textron Inc. .............................................      100       9,425
United Technologies Corp. ................................      400      26,400
                                                                     ----------
                                                                        152,864
                                                                     ----------
AIR TRANSPORTATION--0.34%
AMR Corp.+................................................      100       8,812
Delta Airlines, Inc. .....................................      100       7,088
Frontier Corp. ...........................................      200       4,525
                                                                     ----------
                                                                         20,425
                                                                     ----------
ALCOHOLIC BEVERAGES--0.60%
Anheuser-Busch Companies, Inc. ...........................      500      20,000
Seagram Co., Ltd. ........................................      400      15,500
                                                                     ----------
                                                                         35,500
                                                                     ----------
APPAREL--0.42%
NIKE, Inc. Class B........................................      300      17,925
V.F. Corp. ...............................................      100       6,750
                                                                     ----------
                                                                         24,675
                                                                     ----------
AUTOMOTIVE PRODUCTS--0.17%
Goodyear Tire & Rubber Co. ...............................      200      10,275
                                                                     ----------
BANKS--8.55%
Banc One Corp. ...........................................      400  $   17,200
Bank of Boston Corp. .....................................      200      12,850
Bank of New York Co., Inc. ...............................      400      13,500
BankAmerica Corp. ........................................      400      39,899
Bankers Trust New York Corp. .............................      100       8,625
Barnett Banks, Inc. ......................................      200       8,225
Boatmen's Bancshares, Inc. ...............................      200      12,888
Chase Manhattan Corp. (New)...............................      400      35,699
Citicorp..................................................      500      51,499
Comerica Inc. ............................................      200      10,475
CoreStates Financial Corp. ...............................      300      15,563
Fifth Third Bancorp.......................................      100       6,281
First Bank System, Inc. ..................................      200      13,650
First Chicago NBD Corp. ..................................      300      16,125
First Union Corp. ........................................      300      22,200
Fleet Financial Group, Inc. ..............................      300      14,963

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
BANKS (CONTINUED)
J.P. Morgan & Co., Inc. ..................................      200  $   19,525
KeyCorp, Inc. (New).......................................      300      15,150
MBNA Corp. ...............................................      300      12,450
Mellon Bank Corp. ........................................      200      14,200
National City Corp. ......................................      300      13,463
NationsBank Corp. ........................................      300      29,324
Norwest Corp. ............................................      400      17,400
PNC Bank Corp. ...........................................      400      15,050
Republic New York Corp. ..................................      100       8,163
SunTrust Banks, Inc. .....................................      300      14,775
U.S. Bancorp .............................................      200       8,988
Wachovia Corp. ...........................................      200      11,300
Wells Fargo & Co. ........................................      100      26,975
                                                                     ----------
                                                                        506,405
                                                                     ----------
BUSINESS MACHINES & SOFTWARE--7.71%
3COM Corp.+...............................................      200      14,663
Bay Networks, Inc.+.......................................      200       4,175
Cabletron Systems, Inc.+..................................      200       6,650
Cisco Systems, Inc.+......................................      600      38,212
Compaq Computer Corp.+....................................      300      22,275
Computer Associates International, Inc. ..................      400      19,900
Computer Sciences Corp.+..................................      100       8,213
Dell Computer Corp.+......................................      200      10,638
Digital Equipment Corp.+..................................      100       3,638
EMC Corp.+................................................      300       9,938
Hewlett-Packard Co. ......................................    1,000      50,249
Honeywell Inc. ...........................................      200      13,150
International Business Machines Corp. ....................      500      75,499
Microsoft Corp.+..........................................    1,200      99,224
Oracle Systems Corp. .....................................      600      25,012
Pitney Bowes Inc. ........................................      200      10,900
Seagate Technology, Inc.+.................................      200       7,900
Silicon Graphics, Inc.+...................................      400      10,200
Sun Microsystems, Inc.+...................................      400      10,275
Xerox Corp. ..............................................      300      15,788
                                                                     ----------
                                                                        456,499
                                                                     ----------
BUSINESS SERVICES--1.65%
ACNielson Corp.+..........................................       66         998
Automatic Data Processing, Inc. ..........................      300      12,863
Browning-Ferris Industries, Inc. .........................      100       2,625
Cognizant Corp.+..........................................      200       6,600
Dun & Bradstreet Corp. ...................................      200       4,750
First Data Corp. .........................................      600      21,899
HFS, Inc. ................................................      200      11,950
Interpublic Group of Companies, Inc. .....................      100       4,750
Laidlaw Inc. Class B .....................................      300       3,450
R.R. Donnelley & Sons Co. ................................      100       3,138

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
BUSINESS SERVICES (CONTINUED)
Service Corp. International ..............................      300  $    8,400
WMX Technologies, Inc. ...................................      500      16,313
                                                                     ----------
                                                                         97,736
                                                                     ----------
CHEMICAL--3.49%
Air Products & Chemicals, Inc. ...........................      200      13,825
Dow Chemical Co. .........................................      300      23,513
E.I. du Pont de Nemours & Co. ............................      600      56,624
Eastman Chemical Co. .....................................      100       5,525
Hercules Inc. ............................................      200       8,650
Minnesota Mining & Manufacturing Co. .....................      400      33,150
Monsanto Co. .............................................      600      23,325
Morton International, Inc. ...............................      100       4,075
PPG Industries, Inc. .....................................      200      11,225
Praxair, Inc. ............................................      200       9,225
Rohm & Haas Co. ..........................................      100       8,163
Union Carbide Corp. ......................................      100       4,088
W.R. Grace & Co. (New)....................................      100       5,175
                                                                     ----------
                                                                        206,563
                                                                     ----------
CONSTRUCTION--0.20%
Fluor Corp. ..............................................      100       6,275
Sherwin-Williams Co. .....................................      100       5,600
                                                                     ----------
                                                                         11,875
                                                                     ----------
CONSUMER--DURABLE--0.17%
Masco Corp. ..............................................      200       7,200
Newell Co. ...............................................      100       3,150
                                                                     ----------
                                                                         10,350
                                                                     ----------
CONSUMER--NONDURABLE--0.91%
Corning Inc. .............................................      300      13,875
Mattel, Inc. .............................................      300       8,325
McDonald's Corp. .........................................      700      31,675
                                                                     ----------
                                                                         53,875
                                                                     ----------
CONTAINERS--0.18%
Crown Cork & Seal Co., Inc. ..............................      200      10,875
                                                                     ----------
ELECTRONICS--3.54%
AMP Inc. .................................................      200       7,675
Applied Materials, Inc.+..................................      200       7,188
Intel Corp. ..............................................      800     104,750
LSI Logic Corp.+..........................................      100       2,675
Lucent Technologies, Inc. ................................      600      27,750
Micron Technology, Inc. ..................................      200       5,825
Motorola, Inc. ...........................................      600      36,825
Texas Instruments Inc. ...................................      200      12,750
Thermo Electron Corp. ....................................      100       4,125
                                                                     ----------
                                                                        209,563
                                                                     ----------

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
ENERGY--DEVELOPMENT--1.37%
Baker Hughes Inc. ........................................      200  $    6,900
Burlington Resources Inc. ................................      200      10,075
Dresser Industries, Inc. .................................      200       6,200
Halliburton Co. ..........................................      200      12,050
Occidental Petroleum Corp. ...............................      300       7,013
Schlumberger Ltd. ........................................      300      29,962
Union Pacific Resources Group ............................      300       8,775
                                                                     ----------
                                                                         80,975
                                                                     ----------
FOOD--AGRICULTURE--6.32%
Archer-Daniels-Midland Co. ...............................      500      11,000
Campbell Soup Co. ........................................      300      24,075
Coca-Cola Co. ............................................    2,400     126,299
ConAgra, Inc. ............................................      300      14,925
CPC International Inc. ...................................      200      15,500
General Mills, Inc. ......................................      200      12,675
H.J. Heinz Co. ...........................................      400      14,300
Hershey Foods Corp. ......................................      200       8,750
Kellogg Co. ..............................................      200      13,125
PepsiCo, Inc. ............................................    1,500      43,875
Pioneer Hi-Bred International, Inc. ......................      100       7,000
Quaker Oats Co. ..........................................      100       3,813
Ralston Purina Group......................................      100       7,338
Sara Lee Corp. ...........................................      500      18,625
SYSCO Corp. ..............................................      200       6,525
Unilever..................................................      200      35,050
Wm. Wrigley Jr. Co. ......................................      200      11,250
                                                                     ----------
                                                                        374,125
                                                                     ----------
GOLD--0.38%
Barrick Gold Corp. .......................................      400      11,500
Newmont Mining Corp. .....................................      100       4,475
Placer Dome Inc. .........................................      300       6,525
                                                                     ----------
                                                                         22,500
                                                                     ----------
HEALTHCARE--9.47%
Abbott Laboratories.......................................      800      40,600
American Home Products Corp. .............................      600      35,175
Amgen Inc.+...............................................      300      16,331
Baxter International Inc. ................................      300      12,300
Becton, Dickinson & Co. ..................................      200       8,675
Boston Scientific Corp.+..................................      200      12,000
Bristol-Myers Squibb Co. .................................      500      54,375
Columbia/HCA Healthcare Corp. ............................      700      28,525
Eli Lilly & Co. ..........................................      500      36,500
Guidant...................................................      100       5,700
Johnson & Johnson.........................................    1,300      64,675
Medtronic, Inc. ..........................................      300      20,400
Merck & Co., Inc. ........................................    1,200      95,099

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
Pfizer Inc. ..............................................      600  $   49,725
Pharmacia & Upjohn Inc. ..................................      500      19,813
Schering-Plough Corp. ....................................      400      25,900
Tenet Healthcare CORP.+...................................      200       4,375
United HealthCare Corp. ..................................      200       9,000
Warner-Lambert Co. .......................................      300      22,500
                                                                     ----------
                                                                        561,668
                                                                     ----------
HOUSEHOLD PRODUCTS--2.81%
Avon Products, Inc. ......................................      200      11,425
Clorox Co. ...............................................      100      10,038
Colgate-Palmolive Co. ....................................      200      18,450
Gillette Co. .............................................      600      46,650
International Flavors & Fragrances Inc. ..................      100       4,500
Procter & Gamble Co. .....................................      700      75,250
                                                                     ----------
                                                                        166,313
                                                                     ----------
IMAGING & PHOTO--0.54%
Eastman Kodak Co. ........................................      400      32,100
                                                                     ----------
INSURANCE--4.07%
Aetna Inc. ...............................................      200      15,999
Allstate Financial Corp. .................................      500      28,937
American General Corp. ...................................      200       8,175
American International Group, Inc. .......................      500      54,124
Aon Corp. ................................................      100       6,213
Chubb Corp. ..............................................      200      10,750
CIGNA Corp. ..............................................      100      13,663
General Re Corp. .........................................      100      15,775
ITT Hartford Group Inc. ..................................      200      13,500
Jefferson-Pilot Corp. ....................................      100       5,663
Lincoln National Corp. ...................................      100       5,250
Marsh & McLennan Companies, Inc. .........................      100      10,400
MBIA Corp. ...............................................      100      10,125
MGIC Investment Corp. ....................................      100       7,600
Providian Corp. ..........................................      100       5,138
SAFECO Corp. .............................................      100       3,944
St. Paul Companies, Inc. .................................      100       5,863
Torchmark Corp. ..........................................      100       5,050
Transamerica Corp. .......................................      100       7,900
UNUM Corp. ...............................................      100       7,225
                                                                     ----------
                                                                        241,294
                                                                     ----------
MEDIA--2.08%
Comcast Corp. Special Class A.............................      400       7,125
Gannett Co., Inc. ........................................      200      14,975
Knight Ridder Newspaper...................................      100       3,825
McGraw-Hill, Inc. ........................................      100       4,613
New York Times Co. Class A................................      100       3,800
SBC Communications, Inc. .................................      600      31,049
TCI Satellite Entertainment Inc. Class A+ ................       60         596

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
MEDIA (CONTINUED)
Tele-Communications, Inc. Class A (New)+ .................      600  $    7,838
Time Warner Inc. .........................................      600      22,500
Times Mirror Co. Series A.................................      100       4,975
Tribune Co. ..............................................      100       7,888
Viacom Inc. Class B+......................................      400      13,950
                                                                     ----------
                                                                        123,134
                                                                     ----------
MISCELLANEOUS FINANCE--3.19%
American Express Co. .....................................      500      28,250
Dean Witter, Discover & Co. ..............................      200      13,250
Federal Home Loan Mortgage Corp. .........................      200      22,025
Federal National Mortgage Assoc. .........................    1,000      37,249
Golden West Financial Corp. ..............................      100       6,313
Great Western Financial Corp. ............................      100       2,900
Green Tree Financial Corp. ...............................      100       3,863
H.F. Ahmanson & Co. ......................................      100       3,250
Household International, Inc. ............................      100       9,225
Merrill Lynch & Co., Inc. ................................      200      16,300
Morgan Stanley Group Inc. ................................      200      11,425
Salomon Inc. .............................................      100       4,713
Travelers Inc. ...........................................      666      30,219
                                                                     ----------
                                                                        188,982
                                                                     ----------
MOTOR VEHICLE--2.08%
Chrysler Corp. ...........................................      700      23,100
Eaton Corp. ..............................................      100       6,975
Ford Motor Co. ...........................................    1,100      35,063
General Motors Corp. .....................................      700      39,025
Genuine Parts Co. ........................................      200       8,900
TRW Inc. .................................................      200       9,900
                                                                     ----------
                                                                        122,963
                                                                     ----------


NON-FERROUS--0.80%
Alcan Aluminum Ltd. ......................................      300      10,088
Aluminum Co. of America...................................      200      12,749
Freeport-McMoran Copper & Gold Inc. Class B...............      200       5,975
Inco Ltd. ................................................      200       6,375
Phelps Dodge Corp. .......................................      100       6,750
Reynolds Metals Co. ......................................      100       5,638
                                                                     ----------
                                                                         47,575
                                                                     ----------
OIL--DOMESTIC--1.22%
Amerada Hess Corp. .......................................      100       5,788
Atlantic Richfield Co. ...................................      200      26,499
Kerr-McGee Corp. .........................................      100       7,200
Phillips Petroleum Co. ...................................      300      13,275
Unocal Corp. .............................................      300      12,188
USX-Marathon Group........................................      300       7,163
                                                                     ----------
                                                                         72,113
                                                                     ----------

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
OIL--INTERNATIONAL--6.21%
Amoco Corp. ..............................................      500  $   40,250
Chevron Corp. ............................................      600      39,000
Exxon Corp. ..............................................    1,200     117,599
Mobil Corp. ..............................................      400      48,900
Royal Dutch Petroleum Co. ................................      500      85,375
Texaco Inc. ..............................................      300      29,438
Western Atlas, Inc.+......................................      100       7,088
                                                                     ----------
                                                                        367,650
                                                                     ----------
PAPER--1.41%
Alco Standard Corp. ......................................      200      10,325
Champion International Corp. .............................      200       8,650
Georgia-Pacific Corp. ....................................      100       7,200
International Paper Co. ..................................      300      12,113
Kimberly-Clark Corp. .....................................      300      28,574
Weyerhaeuser Co. .........................................      200       9,475
Willamette Industries, Inc. ..............................      100       6,963
                                                                     ----------
                                                                         83,300
                                                                     ----------
PRODUCER GOODS & MANUFACTURING--5.52%
Allied Signal Inc. .......................................      300      20,100
Avery Dennison Corp. .....................................      100       3,538
Case Corp. ...............................................      100       5,450
Caterpillar Inc. .........................................      200      15,050
Deere & Co. ..............................................      300      12,188
Dover Corp. ..............................................      200      10,050
Emerson Electric Co. .....................................      300      29,024
General Electric Co. .....................................    1,600     158,199
Illinois Tool Works Inc. .................................      200      15,975
Ingersoll-Rand Co. .......................................      100       4,450
Raychem Corp. ............................................      100       8,013
Tenneco Inc. (New)........................................      200       9,025
Tyco International Ltd. ..................................      300      15,863
W.W. Grainger, Inc. ......................................      100       8,025
Westinghouse Electric Corp. ..............................      600      11,925
                                                                     ----------
                                                                        326,875
                                                                     ----------
RAILROAD--1.20%
Burlington Northern Santa Fe Corp. .......................      200      17,275
Conrail, Inc. ............................................      100       9,963
CSX Corp. ................................................      200       8,450
Norfolk Southern Corp. ...................................      200      17,500
Union Pacific Corp. ......................................      300      18,037
                                                                     ----------
                                                                         71,225
                                                                     ----------
RETAIL--4.48%
Albertson's, Inc. ........................................      300      10,688
American Stores Co. ......................................      200       8,175
AutoZone, Inc.+...........................................      200       5,500

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
RETAIL (CONTINUED)
CUC International Inc. ...................................      400  $    9,500
CVS Corp.+................................................      100       4,138
Dayton Hudson Corp. ......................................      200       7,850
Dillard Department Stores, Inc. Class A...................      100       3,088
Federated Department Stores, Inc.+........................      200       6,825
Gap, Inc. ................................................      300       9,038
Home Depot, Inc. .........................................      500      25,062
J.C. Penney Co., Inc. ....................................      300      14,624
Kmart Corp. ..............................................      400       4,150
Kroger Co.+...............................................      200       9,300
Limited, Inc. ............................................      300       5,513
Lowe's Companies, Inc. ...................................      200       7,100
May Department Stores Co. ................................      300      14,025
Price/Costco, Inc.+.......................................      200       5,038
Rite Aid Corp. ...........................................      400      15,899
Sears, Roebuck & Co. .....................................      400      18,449
TJX Companies, Inc. ......................................      100       4,738
Toys 'R' Us, Inc.+........................................      300       9,000
Wal-Mart Stores, Inc. ....................................    2,300      52,612
Walgreen Co. .............................................      300      12,000
Winn-Dixie Stores, Inc.+..................................      100       3,163
                                                                     ----------
                                                                        265,475
                                                                     ----------
STEEL--0.16%
Allegheny Teledyne, Inc. .................................      200       4,600
Nucor Corp. ..............................................      100       5,100
                                                                     ----------
                                                                          9,700
                                                                     ----------
TELEPHONE--6.41%
Air Touch Communications+.................................      500      12,625
ALLTEL Corp. .............................................      200       6,275
Ameritech Corp. ..........................................      600      36,375
AT&T Corp. ...............................................    1,600      69,599
Bell Atlantic Corp. ......................................      400      25,900
BellSouth Corp. ..........................................    1,000      40,375
GTE Corp. ................................................      900      40,950
MCI Communications Corp. .................................      700      22,881
Northern Telecom Ltd. ....................................      300      18,563
NYNEX Corp. ..............................................      400      19,250
Pacific Telesis Group.....................................      400      14,700
Sprint Corp. .............................................      400      15,950
Tellabs, Inc.+............................................      200       7,538
US WEST, Inc. ............................................      500      16,125
US WEST, Inc. (Media Group)+..............................      500       9,250
Worldcom Inc.+............................................      900      23,456
                                                                     ----------
                                                                        379,812
                                                                     ----------


                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
TOBACCO--2.12%
American Brands, Inc. ....................................      200  $    9,925
Loew's Corp. .............................................      200      18,850
Philip Morris Companies Inc. .............................      800      90,100
UST Inc. .................................................      200       6,475
                                                                     ----------
                                                                        125,350
                                                                     ----------
TRANSPORTATION--MISCELLANEOUS--0.08%
Federal Express Corp.+....................................      100       4,450
                                                                     ----------
TRAVEL & RECREATION--1.17%
Hilton Hotels Corp. ......................................      200       5,225
ITT Corp. (New)+..........................................      100       4,338
Marriott International, Inc. .............................      200      11,050
Walt Disney Co. ..........................................      700      48,737
                                                                     ----------
                                                                         69,350
                                                                     ----------
UTILITIES--3.53%
American Electric Power Co., Inc. ........................      200       8,225
Baltimore Gas & Electric Co. .............................      100       2,675
Carolina Power & Light Co. ...............................      100       3,650
Central & South West Services Corp. ......................      100       2,563
Cinergy Corp. ............................................      200       6,675
Coastal Corp. ............................................      100       4,888
Columbia Gas System, Inc. ................................      100       6,363
Consolidated Edison Co. of New York, Inc. ................      300       8,775
Consolidated Natural Gas Co. .............................      100       5,525
Dominion Resources, Inc. .................................      200       7,700
DTE Energy Co. ...........................................      100       3,238
Duke Power Co. ...........................................      200       9,250
Edison International .....................................      400       7,950
El Paso Natural Gas Co. ..................................       18         909
Enron Corp. ..............................................      300      12,937
Entergy Corp. ............................................      300       8,325
FPL Group, Inc. ..........................................      200       9,200
GPU, Inc. ................................................      100       3,363
Houston Industries Inc. ..................................      300       6,788
Pacific Gas & Electric Co. ...............................      400       8,400
PacifiCorp................................................      300       6,150
PanEnergy Corp. ..........................................      200       9,000
Peco Energy Co. ..........................................      100       2,525
PP&L Resources, Inc. .....................................      200       4,600
Public Service Enterprise Group Inc. .....................      300       8,175
Sonat Inc. ...............................................      100       5,150
Southern Co. .............................................      700      15,837
Texas Utilities Co. ......................................      300      12,224
Unicom Corp. .............................................      100       2,713
Union Electric Co. .......................................      100       3,850
Williams Companies, Inc. .................................      300      11,249
                                                                     ----------
                                                                        208,872
                                                                     ----------
TOTAL COMMON STOCK (Cost $5,515,197)......................            5,753,281
                                                                     ----------

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

CASH EQUIVALENTS--5.82%                                     PAR      VALUE
------------------------------------------------------------------------------
Temporary Investment Fund, Inc.--Temporary Cash*
 5.06%, 01/07/97......................................... $344,951 $  344,951
                                                                   ----------
TOTAL CASH EQUIVALENTS (Cost $344,951)...................             344,951
                                                                   ----------
TOTAL INVESTMENTS--102.95%
 (Cost $5,860,148).......................................           6,098,232
                                                                   ----------
OTHER ASSETS AND LIABILITIES--(2.95)%
Other Assets.............................................              86,263
Liabilities..............................................            (261,071)
                                                                   ----------
                                                                     (174,808)
                                                                   ----------
NET ASSETS--100.00%
Applicable to 562,647 outstanding $0.00001 par value
 shares (unlimited shares authorized)....................          $5,923,424
                                                                   ==========
NET ASSET VALUE PER SHARE................................              $10.53
                                                                   ==========

-------
+ Non-Income Producing Security.

* Interest rate represents the yield on December 31, 1996.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF OPERATIONS
PERIOD FROM NOVEMBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

--------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends............................................................ $ 21,975
                                                                       --------
EXPENSES
 Investment advisory and administration fee...........................    2,890
 Custodian fees.......................................................    2,613
 Professional fees....................................................   15,799
 Shareholder reports..................................................    4,026
 Amortization of deferred organization costs..........................      122
 Insurance and other expenses.........................................    2,029
                                                                       --------
                                                                         27,479
Less: expenses reduced and absorbed (see Note 4)......................  (24,546)
                                                                       --------
  Total expenses incurred by Fund.....................................    2,933
                                                                       --------
Net investment income.................................................   19,042
                                                                       --------
Net realized gain on investments sold.................................       12
Net unrealized gain on investments....................................  238,084
                                                                       --------
  Net gain on investments.............................................  238,096
                                                                       --------
Increase in net assets resulting from operations...................... $257,138
                                                                       ========

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM NOVEMBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

--------------------------------------------------------------------------------
OPERATIONS
 Net investment income..............................................  $   19,042
 Net realized gain on investments sold..............................          12
 Net unrealized gain on investments.................................     238,084
                                                                      ----------
  Increase in net assets resulting from operations..................     257,138
                                                                      ----------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold..........................................   5,666,286
 Net asset value of shares issued in reinvestment of dividends......          --
 Less payments for shares redeemed..................................          --
                                                                      ----------
  Increase in net assets from capital share transactions............   5,666,286
                                                                      ----------
   Total increase in net assets.....................................   5,923,424
NET ASSETS
 Beginning of period................................................          --
                                                                      ----------
 End of period (including undistributed net investment income of
  $19,042)..........................................................  $5,923,424
                                                                      ==========
Number of fund shares:
 Sold...............................................................     562,647
 Reinvested.........................................................          --
 Redeemed...........................................................          --
                                                                      ----------
  Net increase in shares outstanding................................     562,647
Shares outstanding:
 Beginning of period................................................          --
                                                                      ----------
 End of period......................................................     562,647
                                                                      ==========

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
PERIOD FROM NOVEMBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996
1. DESCRIPTION OF THE FUND

 The Schwab S&P 500 Portfolio (the "Fund") is a series of Schwab Annuity Port-folios (the "Trust"), a diversified, no-load, open-end, management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended.

 The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

 The following significant accounting policies are in conformity with gener-ally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting prin-ciples requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

 Security valuation--Investments in securities traded on an exchange and in-vestments in money market funds are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quo-tations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursu-ant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

 Security transactions and investment income--Security transactions are ac-counted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is accrued on a daily basis.

 Deferred organization costs--Costs incurred in connection with the organiza-tion of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

 Expenses--Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allo-cated to each series in proportion to their relative net assets.

 Federal income taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to dis-tribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

 At December 31, 1996, (for financial reporting and federal income tax purpos-es), net unrealized gain aggregated $238,084, of which $303,936 related to ap-preciated securities and $65,852 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

 Investment advisory and administration agreement--The Trust has an investment advisory and administration agreement with Charles Schwab Investment Manage-ment, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.36% of the first $1 billion of average daily net assets, 0.33% of the next $1 billion and 0.31% of such assets over $2 billion. The Investment Manager voluntarily reduced its fee for the year ended December 31, 1996 (see Note 4).

 Officers and trustees--Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager. During the period ended December 31, 1996, the Trust made no direct payments to its officers or trust-ees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund did not incur any fees related to the Trust's unaffiliated trustees.


                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
PERIOD FROM NOVEMBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996
4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER

 The Investment Manager reduced a portion of its fee and absorbed certain ex-penses in order to limit the Fund's ratio of operating expenses to average net assets. For the period ended December 31, 1996, the total of such fees and ex-penses reduced and absorbed by the Investment Manager was $24,546 (see Note
8).

5. BORROWING AGREEMENT

 The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodi-cally negotiated rates and may be collateralized by the assets of the Fund. During the period ended December 31, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

 Purchases and sales of investment securities, other than short-term obliga-tions, aggregated $5,515,296 and $111, respectively, for the period ended De-cember 31, 1996.

7. COMPOSITION OF NET ASSETS

 At December 31, 1996, net assets consisted of:

  Paid-in capital................................................... $5,666,286
  Undistributed net investment income...............................     19,042
  Net realized gain on investments sold.............................         12
  Net unrealized gain on investments................................    238,084
                                                                     ----------
   Total............................................................ $5,923,424
                                                                     ==========

 At December 31, 1996, the Fund's Statement of Net Assets included: $243,983 payable for securities purchased, $61,093 receivable for Fund shares sold and $10,461 receivable from advisor.

8. FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

Net asset value at beginning of period.............................     $10.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.............................................       0.03
 Net realized and unrealized gain on investments...................       0.50
                                                                    ----------
 Total from investment operations..................................       0.53
LESS DISTRIBUTIONS
 Dividends from net investment income..............................     --
 Distributions from realized gain on investments...................     --
                                                                    ----------
 Total distributions...............................................     --
                                                                    ----------
Net asset value at end of period...................................     $10.53
                                                                    ==========
TOTAL RETURN (not annualized)......................................      5.30%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period......................................... $5,923,424
 Ratio of expenses to average net assets+..........................      0.33% *
 Ratio of net investment income to average net assets+.............      2.16% *
 Portfolio turnover rate...........................................         0%
 Average commission rate........................................... $     0.03
-------
+ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of expenses reduced and ab-
  sorbed by the Investment Manager. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

 Ratio of expenses to average net assets...........................      3.11% *
 Ratio of net investment income to average net assets..............     (0.62%)*

* Annualized

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
INDEPENDENT AUDITORS' REPORT
To the Trustees and Shareholders of
the SCHWAB S&P 500 PORTFOLIO

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial high-lights present fairly, in all material respects, the financial position of the Schwab S&P 500 Portfolio (one of the series constituting Schwab Annuity Port-folios, hereafter referred to as the "Trust") at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter re-ferred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which re-quire that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall fi-nancial statement presentation. We believe that our audit, which included con-firmation of securities at December 31, 1996 by correspondence with the custo-dian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1997

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK--77.66%                                       OF SHARES   VALUE

-------------------------------------------------------------------------------
DOMESTIC--58.74%
AEROSPACE/DEFENSE--1.50%
Alliant Techsystems Inc.+.................................      100  $    5,500
Boeing Co. ...............................................      204      21,700
Curtiss Wright Corp. .....................................      100       5,038
Lockheed Martin Corp. ....................................      100       9,150
McDonnell Douglas Corp. ..................................      100       6,400
OEA, Inc. ................................................      100       4,575
Raytheon Co. .............................................      100       4,813
Rockwell International Corp. (New)+.......................      100       6,088
Thiokol Corp. ............................................      100       4,475
United Technologies Corp. ................................      200      13,199
                                                                     ----------
                                                                         80,938
                                                                     ----------
ALCOHOLIC BEVERAGES--0.29%
Anheuser-Busch Companies, Inc. ...........................      200       8,000
Seagram Co., Ltd. ........................................      200       7,750
                                                                     ----------
                                                                         15,750
                                                                     ----------
APPAREL--0.39%
Burlington Industries, Inc.+..............................      200       2,200
NIKE, Inc. Class B........................................      200      11,950
St. John Knits, Inc. .....................................      100       4,350
Unitog Co. ...............................................      100       2,719
                                                                     ----------
                                                                         21,219
                                                                     ----------
AUTOMOTIVE PRODUCTS--0.06%
O'Reilly Automotive, Inc.+................................      100       3,175
                                                                     ----------
BANKS--6.67%
Associated Banc-Corp .....................................      100       4,288
Banc One Corp. ...........................................      200       8,599
Bank of Boston Corp. .....................................      100       6,425
Bank of New York Co., Inc. ...............................      200       6,750
BankAmerica Corp. ........................................      200      19,949
Boatmen's Bancshares, Inc. ...............................      100       6,444
CCB Financial Corp. ......................................      100       6,825
Centura Banks, Inc. ......................................      100       4,463
Chase Manhattan Corp. (New)...............................      200      17,849
Chemical Financial Corp. .................................      105       4,161
Citicorp..................................................      200      20,599
Citizens Bancorp .........................................      100       6,238
Colonial BancGroup, Inc ..................................      100       4,000
CoreStates Financial Corp. ...............................      100       5,188
Corus Bankshares Inc .....................................      100       3,263
Cullen/Frost Bankers, Inc. ...............................      100       3,313
Deposit Guaranty Corp. ...................................      200       6,200
First Bank System, Inc. ..................................      100       6,825
First Chicago NBD Corp. ..................................      200      10,749

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
BANKS (CONTINUED)
First Citizens Bancshares, Inc. Class A...................      100  $    7,725
First Commercial Corp. ...................................      100       3,694
First Union Corp. ........................................      100       7,400
Firstbank of Illinois Co. ................................      100       3,438
Fleet Financial Group, Inc. ..............................      100       4,988
Fort Wayne National Corp. ................................      100       3,813
Hancock Holding Co. ......................................      115       4,773
J.P. Morgan & Co., Inc. ..................................      100       9,762
KeyCorp, Inc. (New).......................................      100       5,050
Liberty Bancorp, Inc. ....................................      100       4,988
Mark Twain Bancshares, Inc. ..............................      100       4,875
National Bancorp of Alaska, Inc. .........................      100       6,975
National City Corp. ......................................      100       4,488
National Commerce Bancorp.................................      100       3,800
NationsBank Corp. ........................................      200      19,549
New York Bancorp Inc. ....................................      100       3,875
Norwest Corp. ............................................      200       8,699
Old National Bancorp......................................      100       3,900
ONBANCorp, Inc. ..........................................      100       3,725
Park National Corp. ......................................      100       5,300
PNC Bank Corp. ...........................................      200       7,525
Provident Bankshares Corp.................................      100       3,931
Queens County Bancorp.....................................      100       4,756
S & T Bancorp, Inc. ......................................      100       3,038
Security Capital Corp. ...................................      100       7,350
SunTrust Banks, Inc. .....................................      100       4,925
U S Trust Corp. New.......................................      100       7,888
UMB Financial Corp. ......................................      105       4,318
Wachovia Corp. ...........................................      100       5,650
Wells Fargo & Co. ........................................      100      26,974
Westamerica Bancorp.......................................      100       5,813
Whitney Holding Corp. ....................................      100       3,506
                                                                     ----------
                                                                        358,619
                                                                     ----------
BUSINESS MACHINES & SOFTWARE--4.19%
3COM Corp. ...............................................      100       7,331
Cisco Systems, Inc. ......................................      300      19,106
Compaq Computer Corp.+....................................      100       7,425
Computer Associates International, Inc. ..................      200       9,950
Comverse Technology Inc.+.................................      100       3,781
Hewlett-Packard Co. ......................................      400      20,099
Inso Corp. ...............................................      100       3,938
International Business Machines Corp. ....................      200      30,199
Legato Systems Inc. ......................................      100       3,244
Microchip Technology, Inc. ...............................      100       5,088
Microsoft Corp. ..........................................      600      49,612
Novell, Inc.+.............................................      200       1,894
Novellus Systems, Inc.+...................................      100       5,419
Oracle Systems Corp. .....................................      300      12,506

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE (CONTINUED)
PLATINUM technology, inc.+................................      200  $    2,713
Quantum Corp.+............................................      200       5,700
Rational Software Corp. ..................................      100       3,956
Sun Microsystems, Inc. ...................................      200       5,138
Transaction System Architects Inc. .......................      100       3,300
Veritas Software Co. .....................................      100       4,950
Videoserver Inc.+.........................................      100       4,225
Wind River Systems Inc. ..................................      100       4,719
Xerox Corp. ..............................................      200      10,525
                                                                     ----------
                                                                        224,818
                                                                     ----------
BUSINESS SERVICES--2.88%
ACNielson Corp.+..........................................       33         499
Affiliated Computer Services Inc. ........................      200       5,875
American Medical Response, Inc.+..........................      100       3,250
Aspen Technology Inc.+....................................      100       7,987
Automatic Data Processing, Inc. ..........................      100       4,288
BISYS Group, Inc.+........................................      100       3,706
Camco International, Inc. ................................      100       4,613
Catalina Marketing Corp. .................................      100       5,513
Clintrials Research Inc ..................................      150       3,356
Cognizant Corp. ..........................................      100       3,300
Computer Task Group Inc ..................................      100       4,313
Culligan Water Technologies Inc.+.........................      100       4,050
Dionex Corp. .............................................      100       3,550
Dun & Bradstreet Corp. ...................................      100       2,375
Dynatech Corp.+...........................................      100       4,413
Envoy Corp (New)+.........................................      100       3,769
Express Scripts, Inc. Class A+............................      100       3,600
Fair, Issac & Co. Inc. ...................................      100       3,913
First Data Corp. .........................................      200       7,299
Ha Lo Industries, Inc ....................................      125       3,445
HFS, Inc. ................................................      100       5,975
Hon Industries Inc. ......................................      100       3,313
Interim Services Inc.+....................................      100       3,550
ITT Educational Services Inc. ............................      150       3,469
Jack Henry & Assoc Inc. ..................................      100       3,550
John H. Harland Co. ......................................      100       3,300
Keane, Inc. ..............................................      200       6,349
Laidlaw Inc. Class B......................................      200       2,300
National Data Corp. ......................................      100       4,350
Seacor Holdings Inc+......................................      100       6,299
Sitel Corp ...............................................      200       2,825
Synetic, Inc.+............................................      100       4,844
Technology Solutions Co. .................................      100       4,125
Viasoft Inc ..............................................      100       4,738
Volt Information Sciences Inc. ...........................      100       4,338
WMX Technologies, Inc. ...................................      200       6,524
Zebra Technologies Corp. Class A..........................      100       2,319
                                                                     ----------
                                                                        155,282
                                                                     ----------

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
CHEMICAL--2.10%
Cambrex Corp. ............................................      100  $    3,275
Chemed Corp. .............................................      100       3,650
Crompton & Knowles Corp. .................................      200       3,850
Dow Chemical Co. .........................................      100       7,838
E.I. du Pont de Nemours & Co. ............................      300      28,312
H.B. Fuller Co. ..........................................      100       4,650
Minnesota Mining & Manufacturing Co. .....................      200      16,574
Monsanto Co. .............................................      300      11,662
NCH Corp. ................................................      100       6,025
OM Group, Inc. ...........................................      150       4,050
Petrolite Corp. ..........................................      100       4,700
PPG Industries, Inc. .....................................      100       5,613
Sequa Corp. Class A+......................................      100       3,925
Tredegar Industries Inc. .................................      100       4,013
WD-40 Co. ................................................      100       5,113
                                                                     ----------
                                                                        113,250
                                                                     ----------
CONSTRUCTION--0.43%
Apogee Enterprises, Inc. .................................      100       3,962
Blount International Inc. ................................      100       3,838
Lone Star Industries Inc. ................................      100       3,688
Mastec Inc+...............................................      100       5,305
Southdown, Inc. ..........................................      100       3,113
Stone & Webster, Inc. ....................................      100       3,150
                                                                     ----------
                                                                         23,056
                                                                     ----------
CONSUMER--DURABLE--0.34%
Furniture Brands International Inc.+......................      200       2,800
Harman International Industries, Inc. ....................      100       5,562
Kimball International, Inc. Class B.......................      100       4,138
National Presto Industries, Inc. .........................      100       3,738
Zenith Electronics Corp.+.................................      200       2,175
                                                                     ----------
                                                                         18,413
                                                                     ----------
CONSUMER--NONDURABLE--0.43%
Mattel, Inc. .............................................      200       5,550
McDonald's Corp. .........................................      300      13,575
Samsonite Corp (New)......................................      100       3,844
                                                                     ----------
                                                                         22,969
                                                                     ----------
ELECTRONICS--2.41%
Fluke Corp. ..............................................      100       4,463
Intel Corp. ..............................................      400      52,374
International Rectifier Corp. ............................      200       3,050
Lattice Semiconductor Corp.+..............................      100       4,588
Littlefuse, Inc.+.........................................      100       4,825
Logicon, Inc. ............................................      100       3,650
Lucent Technologies, Inc. ................................      300      13,875
Motorola, Inc. ...........................................      300      18,412

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)
Sanmina Corp. ............................................      100  $    5,650
Technitrol Inc. ..........................................      100       3,838
Texas Instruments Inc. ...................................      100       6,375
Thermo Electron Corp. ....................................      100       4,012
Vitesse Semiconductor Corp.+..............................      100       4,556
                                                                     ----------
                                                                        129,668
                                                                     ----------
ENERGY--DEVELOPMENT--1.23%
Atwood Oceanics Inc.+.....................................      100       6,324
Barrett Resources Corp.+..................................      100       4,263
Devon Energy Corp. .......................................      100       3,475
Energy Ventures, Inc.+....................................      100       5,088
Helmerich & Payne, Inc. ..................................      100       5,212
MAXXAM Inc.+..............................................      100       4,763
Newfield Exploration Co. .................................      200       5,200
Newpark Resources Inc. ...................................      100       3,725
Nuevo Energy Co.+.........................................      100       5,200
Occidental Petroleum Corp. ...............................      200       4,675
Production Operators Corp. ...............................      100       4,675
Schlumberger Ltd. ........................................      100       9,987
Tremont Corp.+............................................      100       3,613
                                                                     ----------
                                                                         66,200
                                                                     ----------
FOOD--AGRICULTURE--3.14%
Archer-Daniels-Midland Co. ...............................      200       4,400
Campbell Soup Co. ........................................      100       8,025
Chiquita Brands International, Inc. ......................      200       2,550
Coca-Cola Bottling Co. Consolidated.......................      100       4,825
Coca-Cola Co. ............................................    1,000      52,624
ConAgra, Inc. ............................................      100       4,975
CPC International Inc. ...................................      100       7,750
Dekalb Genetics Corp .....................................      100       5,088
Delta & Pine Land Co. ....................................      100       3,200
Earthgrains Co. ..........................................      100       5,225
General Mills, Inc. ......................................      100       6,338
H.J. Heinz Co. ...........................................      200       7,150
Kellogg Co. ..............................................      100       6,563
PepsiCo, Inc. ............................................      600      17,549
Sara Lee Corp. ...........................................      200       7,450
Smithfield Foods, Inc.+...................................      100       3,788
Tootsie Roll Industries, Inc. ............................      100       3,963
Unilever..................................................      100      17,525
                                                                     ----------
                                                                        168,988
                                                                     ----------
GOLD--0.24%
Barrick Gold Corp. .......................................      200       5,749
Battle Mountain Gold Co. .................................      500       3,438
Getchell Gold Corp.+......................................      100       3,838
                                                                     ----------
                                                                         13,025
                                                                     ----------


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
HEALTHCARE--5.09%
Abbott Laboratories.......................................      300  $   15,225
Agouron Pharmaceuticals Inc.+.............................      100       6,763
American Home Products Corp. .............................      300      17,587
Amgen Inc. ...............................................      100       5,444
Baxter International Inc. ................................      100       4,100
Block Drug Co., Inc. Class A..............................      103       4,815
Boston Scientific Corp.+..................................      100       6,000
Bristol-Myers Squibb Co. .................................      200      21,749
Columbia/HCA Healthcare Corp. ............................      300      12,225
Eli Lilly & Co. ..........................................      200      14,600
Guidant...................................................      100       5,700
Human Genome Sciences Inc.+...............................      100       4,063
Incyte Pharmacuticals Inc.+...............................      100       5,125
Johnson & Johnson.........................................      500      24,874
Jones Medical Industries Inc. ............................      100       3,644
Lunar Corp ...............................................      100       3,463
Medtronic, Inc. ..........................................      100       6,800
Merck & Co., Inc. ........................................      500      39,624
Pfizer Inc. ..............................................      300      24,862
Pharmacia & Upjohn Inc. ..................................      200       7,925
Renal Treatment Centers Inc. .............................      100       2,550
Salick Health Care Inc.+..................................      100       3,988
Schering-Plough Corp. ....................................      200      12,950
Sola International Inc.+..................................      100       3,800
Target Therapeutics Inc. .................................      100       4,194
Vertex Pharmaceuticals, Inc.+.............................      100       4,013
Warner-Lambert Co. .......................................      100       7,500
                                                                     ----------
                                                                        273,583
                                                                     ----------
HOUSEHOLD PRODUCTS--1.20%
Colgate-Palmolive Co. ....................................      100       9,225
Gillette Co. .............................................      300      23,325
Procter & Gamble Co. .....................................      300      32,250
                                                                     ----------
                                                                         64,800
                                                                     ----------
IMAGING & PHOTO--0.36%
BMC Industries Inc. ......................................      100       3,150
Eastman Kodak Co. ........................................      200      16,050
                                                                     ----------
                                                                         19,200
                                                                     ----------
INSURANCE--3.84%
20th Century Industries...................................      200       3,375
Aetna Inc. ...............................................      100       7,999
Allied Group, Inc. .......................................      150       4,913
Allstate Financial Corp. .................................      200      11,574
American Bankers Insurance Group, Inc. ...................      100       5,100
American International Group, Inc. .......................      200      21,649
Arthur J. Gallagher & Co. ................................      100       3,100
Capital Re Corp. .........................................      100       4,663

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
INSURANCE (CONTINUED)
Capitol American Financial Corp. .........................      100  $    3,638
Chubb Corp. ..............................................      100       5,375
CIGNA Corp. ..............................................      100      13,662
Conseco, Inc. ............................................       58       3,698
Delphi Financial Group, Inc. Class A......................      100       2,950
Enhance Financial Services Group, Inc. ...................      100       3,650
Executive Risk Inc. ......................................      100       3,700
Foremost Corp. of America.................................      100       6,000
Frontier Insurance Group, Inc. ...........................      100       3,825
General Re Corp. .........................................      100      15,774
Horace Mann Educators Corp. ..............................      100       4,038
Kansas City Life Insurance Co. ...........................      100       6,474
Liberty Corp. ............................................      100       3,925
Life Re Corp. ............................................      100       3,863
MAIC Holdings Inc. .......................................      100       3,388
MBIA Corp. ...............................................      100      10,124
MGIC Investment Corp. ....................................      100       7,599
MMI Companies Inc. .......................................      100       3,225
NAC Re Corp. .............................................      100       3,388
Orion Capital Corp. ......................................      100       6,113
Penncorp Financial Group, Inc. ...........................      100       3,600
Reinsurance Group of America, Inc. .......................      100       4,713
Reliance Group Holdings, Inc. ............................      300       2,738
Selective Insurance Group, Inc. ..........................      100       3,813
Sierra Health Services, Inc.+.............................      100       2,463
Trenwick Group Inc. ......................................      100       4,650
W.R. Berkley Corp. .......................................      100       5,106
Zurich Reinsurance Centre Holdings, Inc. .................      100       3,125
                                                                     ----------
                                                                        206,990
                                                                     ----------
MEDIA--1.11%
BET Holdings, Inc. Class A+...............................      100       2,875
Cablevision Systems Corp. Class A+........................      100       3,063
Central Newspapers, Inc. Class A..........................      100       4,400
Gannett Co., Inc. ........................................      100       7,488
Hollinger International Inc. Class A......................      200       2,300
Houghton Mifflin Co. .....................................      100       5,663
SBC Communications, Inc. .................................      300      15,524
TCI Satellite Entertainment Inc. Class A+.................       30         298
Tele-Communications, Inc. Class A (New)...................      300       3,919
Time Warner Inc. .........................................      200       7,499
Viacom Inc. Class B+......................................      200       6,975
                                                                     ----------
                                                                         60,004
                                                                     ----------
MISCELLANEOUS FINANCE--2.17%
Aames Financial Corp. ....................................      100       3,588
Alex. Brown Inc. .........................................      100       7,250
American Express Co. .....................................      200      11,299
Commercial Federal Corp. .................................      100       4,800

                                 -------------
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

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
MISCELLANEOUS FINANCE (CONTINUED)
Dean Witter, Discover & Co. ..............................      100  $    6,625
Eaton Vance Corp. (Non-Voting)............................      100       4,763
Federal Home Loan Mortgage Corp. .........................      100      11,013
Federal National Mortgage Assoc. .........................      400      14,899
First American Financial Corp. ...........................      100       4,113
Inter-Regional Financial Group, Inc. .....................      100       3,525
Jefferies Group, Inc. ....................................      100       4,038
JSB Financial, Inc. ......................................      100       3,781
Legg Mason, Inc. .........................................      100       3,850
Merrill Lynch & Co., Inc. ................................      100       8,150
RCSB Financial Inc. ......................................      100       2,888
Travelers Inc. ...........................................      266      12,069
Value Line, Inc. .........................................      100       4,550
White River Corp.+........................................      100       5,700
                                                                     ----------
                                                                        116,901
                                                                     ----------
MOTOR VEHICLE--0.92%
Borg Warner Automotive Inc. ..............................      100       3,850
Chrysler Corp. ...........................................      300       9,900
Ford Motor Co. ...........................................      500      15,938
General Motors Corp. .....................................      300      16,725
Mascotech, Inc. ..........................................      200       3,275
                                                                     ----------
                                                                         49,688
                                                                     ----------
NON-FERROUS--0.50%
Aluminum Co. of America...................................      100       6,375
Commercial Metals Co. ....................................      100       3,013
Kaiser Aluminum Corp.+....................................      200       2,325
Minerals Technologies, Inc. ..............................      100       4,100
Mueller Industries, Inc. .................................      100       3,850
Reliance Steel & Aluminum Co. ............................      100       3,500
Wolverine Tube, Inc.+.....................................      100       3,525
                                                                     ----------
                                                                         26,688
                                                                     ----------
OIL--DOMESTIC--0.61%
Atlantic Richfield Co. ...................................      100      13,250
KCS Energy, Inc. .........................................      100       3,575
Phillips Petroleum Co. ...................................      100       4,425
TransTexas Gas+...........................................      200       2,850
Unocal Corp. .............................................      100       4,063
USX-Marathon Group........................................      200       4,775
                                                                     ----------
                                                                         32,938
                                                                     ----------
OIL--INTERNATIONAL--2.84%
Amoco Corp. ..............................................      200      16,100
Chevron Corp. ............................................      300      19,500
Exxon Corp. ..............................................      500      49,000
Mobil Corp. ..............................................      200      24,450
Royal Dutch Petroleum Co. ................................      200      34,150
Texaco Inc. ..............................................      100       9,813
                                                                     ----------
                                                                        153,013
                                                                     ----------

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
PAPER--0.66%
International Paper Co. ..................................      200  $    8,075
Kimberly-Clark Corp. .....................................      200      19,050
Longview Fibre Co. .......................................      200       3,675
Weyerhaeuser Co. .........................................      100       4,738
                                                                     ----------
                                                                         35,538
                                                                     ----------
PRODUCER GOODS & MANUFACTURING--3.72%
Allied Signal Inc. .......................................      200      13,399
Applied Power Inc. Class A................................      100       3,963
Barnes Group Inc. ........................................      100       5,999
Caterpillar Inc. .........................................      100       7,524
Deere & Co. ..............................................      100       4,063
Emerson Electric Co. .....................................      100       9,674
Fisher Scientific International, Inc. ....................      100       4,713
General Electric Co. .....................................      700      69,212
Herman Miller, Inc. ......................................      100       5,643
Hughes Supply Inc. .......................................      100       4,313
IDEX Corp. ...............................................      100       3,988
Illinois Tool Works Inc. .................................      100       7,987
Insilco Corp.+............................................      100       3,900
Ionics, Inc.+.............................................      100       4,800
Kaydon Corp. .............................................      100       4,713
Kennametal Inc. ..........................................      100       3,888
Manitowoc Co., Inc. ......................................      100       4,050
Precision Castparts Corp. ................................      100       4,963
Roper Industries, Inc. ...................................      100       3,913
SPS Technologies Inc.+....................................      100       6,424
Standex International Corp. ..............................      100       3,088
Teleflex Inc. ............................................      100       5,213
Texas Industries, Inc. ...................................      100       5,063
Valmont Industries, Inc. .................................      100       4,100
Westinghouse Electric Corp. ..............................      300       5,962
                                                                     ----------
                                                                        200,555
                                                                     ----------
RAILROAD--0.68%
Burlington Northern Santa Fe Corp. .......................      100       8,638
CSX Corp. ................................................      100       4,225
Florida East Coast Industries, Inc. ......................      100       8,738
Norfolk Southern Corp. ...................................      100       8,749
Union Pacific Corp. ......................................      100       6,013
                                                                     ----------
                                                                         36,363
                                                                     ----------
REAL PROPERTY--0.30%
Avatar Holdings, Inc.+....................................      100       3,238
Catellus Development Corp.+...............................      200       2,275
Doubletree Corp.+.........................................      100       4,475
Forest City Enterprises, Inc. Class A.....................      100       6,050
                                                                     ----------
                                                                         16,038
                                                                     ----------


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
RETAIL--2.01%
Albertson's, Inc. ........................................      100  $    3,563
AutoZone, Inc.+...........................................      100       2,716
CUC International Inc. ...................................      200       4,750
Dollar Tree Stores Inc. ..................................      100       3,813
Fred Meyer, Inc.+.........................................      100       3,550
Gap, Inc. ................................................      200       6,025
Home Depot, Inc. .........................................      200      10,024
J.C. Penney Co., Inc. ....................................      100       4,875
Kmart Corp. ..............................................      200       2,075
Longs Drug Stores Inc. ...................................      100       4,913
May Department Stores Co. ................................      100       4,675
Proffitt's, Inc.+.........................................      100       3,669
Quality Food Centers, Inc.+...............................      100       3,400
Ross Stores, Inc. ........................................      100       4,988
Sears, Roebuck & Co. .....................................      200       9,224
Sotheby's Holdings, Inc. Class A..........................      200       3,725
Toys 'R' Us, Inc.+........................................      100       3,000
Waban, Inc.+..............................................      100       2,600
Wal-Mart Stores, Inc. ....................................      900      20,587
Walgreen Co. .............................................      100       4,000
Wet Seal Inc.+............................................      100       2,119
                                                                     ----------
                                                                        108,291
                                                                     ----------
STEEL--0.15%
Carpenter Technology Corp. ...............................      100       3,663
Cleveland-Cliffs Inc. ....................................      100       4,537
                                                                     ----------
                                                                          8,200
                                                                     ----------
TELEPHONE--3.28%
ACC Corp. ................................................      100       3,019
Air Touch Communications Inc.+............................      200       5,050
Ameritech Corp. ..........................................      200      12,125
AT&T Corp. ...............................................      600      26,099
Bell Atlantic Corp. ......................................      200      12,950
BellSouth Corp. ..........................................      400      16,150
Cellular Communications International+....................      100       2,875
Coherent Inc.+............................................      100       4,275
Emmis Broadcasting Corp.+.................................      100       3,238
Frontier Corp. ...........................................      100       2,259
GTE Corp. ................................................      400      18,200
Intermedia Communications Inc.+...........................      100       2,569
MCI Communications Corp. .................................      300       9,806
Mobile Telecommunications Technologies Corp.+.............      200       1,681
Northern Telecom Ltd. ....................................      100       6,188
NYNEX Corp. ..............................................      200       9,625
Pacific Telesis Group.....................................      200       7,350
Plantronics Inc. (New)+...................................      100       4,500
Sprint Corp. .............................................      200       7,975
US WEST, Inc. ............................................      200       6,450
US WEST, Inc. (Media Group)+..............................      200       3,700
Worldcom Inc. ............................................      400      10,425
                                                                     ----------
                                                                        176,509
                                                                     ----------

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
TOBACCO--0.80%
Loews Corp. ..............................................      100  $    9,425
Philip Morris Companies Inc. .............................      300      33,788
                                                                     ----------
                                                                         43,213
                                                                     ----------
TRANSPORTATION--MISCELLANEOUS--0.26%
Expeditores International of Washington, Inc. ............      200       4,575
NACCO Industries, Inc. Class A............................      100       5,350
XTRA Corp. ...............................................      100       4,338
                                                                     ----------
                                                                         14,263
                                                                     ----------
TRAVEL & RECREATION--0.61%
Acxiom Corp. .............................................      200       4,775
Anchor Gaming+............................................      100       3,988
Central Parking Corp. ....................................      100       3,350
Walt Disney Co. ..........................................      300      20,887
                                                                     ----------
                                                                         33,000
                                                                     ----------
UTILITIES--1.33%
CILCORP Inc. .............................................      100       3,663
Columbia Gas System, Inc. ................................      100       6,362
Destec Energy, Inc.+......................................      200       3,125
Duke Power Co. ...........................................      100       4,624
Eastern Enterprises.......................................      100       3,538
Edison International......................................      200       3,975
Enron Corp. ..............................................      100       4,313
IES Industries Inc. ......................................      100       2,988
Orange & Rockland Utilities, Inc. ........................      100       3,588
Pacific Gas & Electric Co. ...............................      200       4,200
PacifiCorp................................................      200       4,100
Seagull Energy Corp.+.....................................      200       4,399
Sigcorp Inc. .............................................      100       3,463
Southern Co. .............................................      300       6,787
Tejas Gas Corp. ..........................................      100       4,762
Texas Utilities Co. ......................................      100       4,075
WICOR, Inc. ..............................................      100       3,740
                                                                     ----------
                                                                         71,702
                                                                     ----------
                                                                      3,162,847
                                                                     ----------
INTERNATIONAL--18.92%
AUSTRALIA--0.51%
Australia & New Zealand Banking Group.....................      417       2,628
Broken Hill Proprietary Co., Ltd. ........................      555       7,906
Coca Cola Amatil..........................................      153       1,636
Commonwealth Bank Group...................................      251       2,402
National Australia Bank...................................      415       4,882
News Corp. ...............................................      565       2,982
Western Mining Corp. .....................................      314       1,979
Westpac Banking Corp. ....................................      510       2,902
                                                                     ----------
                                                                         27,317
                                                                     ----------

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------


BELGIUM--0.24%
Electrabel................................................       15  $    3,552
Fortis AG.................................................       11       1,765
Generale de Banque........................................        5       1,793
Petrofina SA..............................................        7       2,228
Societe Generale de Belgique..............................       20       1,570
Tractebel Investor International Capital..................        4       1,863
                                                                     ----------
                                                                         12,771
                                                                     ----------
CANADA--0.81%
Alcan Aluminum Ltd. ......................................       64       2,162
Bank of Montreal, Quebec..................................       73       2,324
Bank of Nova Scotia, Halifax..............................       67       2,243
Barrick Gold Corp. .......................................      105       3,010
BCE Inc. .................................................       89       4,244
Canadian Imperial Bank of Commerce........................       58       2,561
Canadian Pacific Ltd. ....................................       98       2,594
Imperial Oil Ltd. ........................................       45       2,120
Inco Ltd. ................................................       47       1,510
Noranda Inc. .............................................       72       1,612
Northern Telecom Ltd. ....................................       73       4,543
Placer Dome Inc. .........................................       68       1,492
Royal Bank of Canada, Montreal, Quebec....................       89       3,126
Seagram Co. Ltd. .........................................      105       4,160
Thomson Corp. ............................................      168       3,711
Toronto-Dominion Bank.....................................       82       2,108
                                                                     ----------
                                                                         43,520
                                                                     ----------
DENMARK--0.08%
Novo Nordisk A/S Series B.................................       11       2,073
Tele Danmark A/S Series B.................................       37       2,041
                                                                     ----------
                                                                          4,114
                                                                     ----------
FRANCE--1.70%
Alcatel Alsthom SA........................................       46       3,695
AXA (Cont. Value Rights--Expire June, 1999)+..............       38           0
AXA Groupe SA.............................................       92       5,851
Banque Nationale de Paris.................................       59       2,283
Canal Plus................................................        7       1,546
Carrefour.................................................       11       7,158
Cie Financiere de Paribas (Bearer)........................       35       2,367
Cie Generale des Eaux.....................................       35       4,337
Compagnie de Saint-Gobain SA..............................       24       3,395
Compagnie de Suez.........................................       46       1,956
Danone Groupe.............................................       20       2,787
L'Air Liquide.............................................       21       3,278
L'Oreal SA................................................       19       7,155
Lafarge Coppee SA.........................................       27       1,620
LVMH Moet-Hennessy Louis Vuitton..........................       25       6,982

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
FRANCE (CONTINUED)
Lyonnaise des Eaux-Dumez..................................       16  $    1,489
Michelin Class B (Reg.)...................................       33       1,782
Peugeot Citroen...........................................       14       1,576
Pinault Printemps Redoute SA..............................        6       2,380
Renault (Reg.)............................................       68       1,461
Rhone-Poulenc SA A Shares.................................       93       3,171
Roussel Uclaf.............................................        8       2,354
Sanofi....................................................       30       2,984
Schneider SA..............................................       38       1,757
SGS-Thomson Microelectronics NV+..........................       39       2,759
Societe Generale..........................................       26       2,811
Societe Nationale Elf Aquitaine...........................       77       7,009
TOTAL Compagnie Francaise des Petroles Class B............       68       5,531
                                                                     ----------
                                                                         91,474
                                                                     ----------
GERMANY--1.87%
BASF AG...................................................      172       6,626
Bayer AG..................................................      199       8,121
Bayerische Hypotheken Wechsel Bank AG.....................       73       2,208
Bayerische Motoren Werke AG...............................        6       4,184
Bayerische Vereinsbank AG.................................       75       3,080
Commerzbank AG............................................      109       2,770
Daimler Benz AG...........................................      145       9,988
Deutsche Bank AG..........................................      141       6,588
Dresdner Bank AG..........................................      126       3,775
Hoechst AG................................................      164       7,748
Linde AG..................................................        2       1,222
Lufthansa AG..............................................      108       1,474
Mannesmann AG.............................................       10       4,335
Metro AG..................................................       26       2,095
Muenchener Rueckversicherung (Reg.).......................        2       4,997
RWE AG....................................................       95       4,025
Sap AG....................................................       17       2,314
Siemens AG................................................      158       7,444
Thyssen AG................................................        9       1,597
Veba AG...................................................      138       7,982
Vereinigte Elektrizitatswerke Westfalen Series B..........        6       1,930
VIAG AG...................................................        7       2,748
Volkswagen AG.............................................        8       3,327
                                                                     ----------
                                                                        100,578
                                                                     ----------
HONG KONG--0.60%
Hang Seng Bank Ltd. ......................................    1,000      12,153
Hutchison Whampoa Ltd. ...................................    1,000       7,854
Sun Hung Kai Properties...................................    1,000      12,251
                                                                     ----------
                                                                         32,258
                                                                     ----------

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
ITALY--0.46%
Assicurazioni Generali....................................      249  $    4,719
Fiat Finance SpA..........................................      927       2,805
First Bank San Paolo di Torino............................      230       1,410
INA.......................................................    1,129       1,471
STET......................................................    1,082       4,921
Telecom Italia............................................    1,874       4,867
Telecom Italia Mob........................................    1,874       4,738
                                                                     ----------
                                                                         24,931
                                                                     ----------
JAPAN--3.28%
Bank of Tokyo-Mitsubishi, Ltd. ...........................    1,000      18,565
Dai-Ichi Kangyo Bank......................................    1,000      14,420
Fuji Bank, Ltd. ..........................................    1,000      14,593
Hitachi Ltd. .............................................    1,000       9,326
IBJ.......................................................    1,000      17,356
Kawasaki Steel Co. .......................................    1,000       2,875
Kobe Steel................................................    1,000       2,107
Mitsubishi Heavy Industries...............................    1,000       7,944
Nippon Steel Corp. .......................................    1,000       2,953
Nissan Motor Co. .........................................    1,000       5,803
NKK Corp. ................................................    1,000       2,254
Osaka Gas Co. ............................................    1,000       2,737
Sakura Bank...............................................    1,000       7,150
Sanwa Bank................................................    1,000      13,643
Sumitomo Bank.............................................    1,000      14,420
Sumitomo Metal Industries.................................    1,000       2,461
Tokyo Gas Co. ............................................    1,000       2,711
Toshiba Corp. ............................................    1,000       6,286
Toyota Motor Corp. .......................................    1,000      28,755
                                                                     ----------
                                                                        176,359
                                                                     ----------
NETHERLANDS--1.52%
ABN-Amro Holdings NV......................................       89       5,794
Aegon NV..................................................       74       4,719
Akzo Nobel NV.............................................       20       2,734
Dordtsche Petrol..........................................       10       1,880
Elsevier NV...............................................      187       3,163
Fortis Amev NV, CVA.......................................       51       1,787
Heineken NV...............................................       14       2,480
ING Groep NV, CVA.........................................      216       7,782
Koninklijke Ahold NV......................................       47       2,940
Koninklijke PTT Nederland.................................      131       5,000
Philips Electronics NV....................................       98       3,973
PolyGram NV...............................................       51       2,599
Royal Dutch Petroleum Co. (Bearer)........................      151      26,492
Unilever NV...............................................       45       7,965
Wolters Kluwer, CVA.......................................       19       2,526
                                                                     ----------
                                                                         81,834
                                                                     ----------

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
SINGAPORE--0.14%
Hong Kong Land Holdings...................................    1,000  $    2,780
Singapore Telecommunications..............................    2,000       4,717
                                                                     ----------
                                                                          7,497
                                                                     ----------
SPAIN--0.53%
Argentaria Corp. .........................................       35       1,566
Banco de Bilbao-Vizcaya SA (Reg.).........................       63       3,402
Banco de Santander SA (Reg.)..............................       45       2,880
Empresa Nacional de Electricidad..........................       73       5,196
Gas Natural SDG SA........................................       11       2,559
Iberdrola SA..............................................      259       3,671
Repsol, SA................................................       85       3,261
Telefonica de Espana, SA..................................      265       6,154
                                                                     ----------
                                                                         28,689
                                                                     ----------
SWEDEN--0.42%
ASEA AB Series A Free shares..............................       19       2,145
Astra AB Series A Free shares.............................      142       7,017
Astra AB Series B Free shares.............................       32       1,544
L.M. Ericsson Telephone Series B..........................      270       8,353
Sandvik AB Series A Free shares...........................       59       1,592
Volvo AB Series B Free shares.............................       91       2,008
                                                                     ----------
                                                                         22,659
                                                                     ----------
SWITZERLAND--1.36%
BBC Brown Boveri..........................................        2       2,488
Cie Financiere Richemont Series A (Bearer)................        2       2,809
CS Holding (Reg.).........................................       53       5,445
Nestle SA (Reg.)..........................................       11      11,809
Novartis AG (Bearer)+.....................................        1       1,145
Novartis AG (Reg.)+.......................................       18      20,043
Roche Holding AG..........................................        2      15,562
Schweizerische Bankgesellschaft (Bearer)..................        6       5,258
Schweizerische Bankverein (Reg.)..........................       21       3,993
Winterthur (Reg.).........................................        2       1,157
Zurich Versicherung (Reg.)................................       13       3,613
                                                                     ----------
                                                                         73,322
                                                                     ----------
UNITED KINGDOM--5.40%
Abbey National............................................      396       5,183
Allied-Lyons PLC..........................................      292       2,291
Argyll Group PLC..........................................      306       2,113
Asda Group................................................      820       1,728
Associated British Foods..................................      254       2,102
BAA PLC...................................................      293       2,430
Barclays PLC..............................................      432       7,405
Bass PLC..................................................      248       3,492
BAT Industries PLC........................................      873       7,239

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

-------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
BOC Group.................................................      136  $    2,036
Boots Co. PLC.............................................      255       2,630
British Aerospace.........................................      121       2,649
British Airways PLC.......................................      271       2,816
British Gas PLC...........................................    1,238       4,751
British Petroleum PLC.....................................    1,587      19,033
British Sky Broadcast.....................................      484       4,328
British Steel.............................................      575       1,576
British Telecommunications PLC............................    1,775      12,012
BTR PLC...................................................    1,129       5,513
Cable & Wireless PLC......................................      627       5,242
Cadbury Schweppes PLC.....................................      280       2,365
Commercial Union..........................................      190       2,230
General Electric Co. PLC..................................      779       5,111
GKN.......................................................       99       1,698
Glaxo Holdings PLC........................................      989      16,097
Granada Group.............................................      239       3,534
Grand Metropolitan PLC....................................      591       4,637
Great Universal Stores....................................      284       2,983
Guinness PLC..............................................      544       4,278
Hanson PLC................................................    2,404       3,377
HSBC Holdings PLC.........................................      243       5,433
HSBC Holdings PLC (Hong Kong).............................      503      10,970
Imperial Chemical Industries PLC..........................      205       2,703
J. Sainsbury PLC..........................................      517       3,428
Kingfisher................................................      189       2,040
Legal & General Group.....................................      348       2,218
Marks & Spencer PLC.......................................      796       6,709
National Power............................................      321       2,684
National Westminster Bank PLC.............................      480       5,641
Pearson PLC...............................................      157       2,004
Powergen PLC..............................................      196       1,921
Prudential Corp...........................................      540       4,552
Rank Organisation PLC.....................................      235       1,764
Reed International PLC....................................      160       3,010
Rentokil Group............................................      352       2,653
Reuters Holdings PLC......................................      473       6,082
Royal Bank of Scotland Group..............................      227       2,186
RTZ Corp. PLC (Reg.)......................................      302       4,853
Scot & Newcastle..........................................      173       2,036
Scottish Power............................................      326       1,960
Shell Transport & Trading Co. (Reg.)......................      935      16,212
Siebe.....................................................      130       2,414
Smithkline Beecham PLC....................................      777      10,756
Standard Chartered PLC....................................      275       3,378
Tesco.....................................................      609       3,693
Thorn-EMI PLC.............................................      122       2,884
TSB Group PLC.............................................    1,626      12,006
Unilever PLC..............................................      230       5,576

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                            NUMBER
COMMON STOCK (CONTINUED)                                   OF SHARES   VALUE

--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
United News & Media PLC...................................      133  $    1,588
Vendome (units)...........................................      197       1,792
Vodafone Group PLC........................................      863       3,652
Whitbread.................................................      137       1,847
Zeneca Group..............................................      267       7,515
                                                                     ----------
                                                                        291,039
                                                                     ----------
                                                                      1,018,362
                                                                     ----------
TOTAL COMMON STOCK (Cost $3,988,809) .....................            4,181,209
                                                                     ----------
PREFERRED STOCK--0.09%
--------------------------------------------------------------------------------
INTERNATIONAL--0.09%
AUSTRALIA--0.03%
News Corporation (Ltd. Voting) ...........................      322       1,433
                                                                     ----------
GERMANY--0.06%
RWE AG (Non-Voting) ......................................       56       1,893
Sap AG (Non-Voting) ......................................       11       1,537
                                                                     ----------
                                                                          3,430
                                                                     ----------
TOTAL PREFERRED STOCK (Cost $4,773) ......................                4,863
                                                                     ----------
U.S. TREASURY OBLIGATIONS--10.96%                             PAR      VALUE
--------------------------------------------------------------------------------
U.S. Treasury Bonds (a)
 8.13%, 08/15/19.......................................... $510,000     590,024
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $590,398)...........              590,024
                                                                     ----------

CASH EQUIVALENTS--10.62%                                      PAR      VALUE
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Discount Note (b)
 5.29%, 02/07/97.......................................... $150,000     149,187
SSGA Money Market Fund (c)
 5.16%, 01/07/97..........................................  422,701     422,701
                                                                     ----------
TOTAL CASH EQUIVALENTS (Cost $571,896)....................              571,888
                                                                     ----------
TOTAL INVESTMENTS--99.33%
 (Cost $5,155,876)........................................            5,347,984
OTHER ASSETS AND LIABILITIES--0.67%
Other Assets..............................................               93,540
Liabilities...............................................              (57,433)
                                                                     ----------
                                                                         36,107
                                                                     ----------

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

                                                                      VALUE
------------------------------------------------------------------------------
NET ASSETS--100.00%
Applicable to 516,513 outstanding $0.00001 par value shares
 (unlimited shares authorized).................................     $5,384,091
                                                                    ==========
NET ASSET VALUE PER SHARE......................................         $10.42
                                                                    ==========

-------
+ Non-Income Producing Security.

Notes to Statement of Net Assets

(a) Interest rate represents stated coupon rate of security.

(b) Interest rate represents effective yield at time of purchase.

(c) Interest rate represents the yield on December 31, 1996.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
PERIOD FROM NOVEMBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

-------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends (net of foreign tax withheld of $309)..................... $ 11,405
 Interest............................................................   14,340
                                                                      --------
  Total investment income............................................   25,745
EXPENSES
 Investment advisory and administration fee..........................    5,433
 Custodian fees......................................................   17,600
 Professional fees...................................................   12,078
 Shareholder reports.................................................    4,026
 Amortization of deferred organization costs.........................      122
 Insurance and other expenses........................................      915
                                                                      --------
                                                                        40,174
Less: expenses reduced and absorbed (see Note 4)                       (34,489)
                                                                      --------
  Total expenses incurred by Fund....................................    5,685
                                                                      --------
 Net investment income...............................................   20,060
                                                                      --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS
 Net realized gain from changes in market value......................    2,659
 Net realized loss from changes in foreign exchange rates............   (1,034)
                                                                      --------
 Net realized gain on investments sold...............................    1,625
 Net realized loss on foreign currency transactions..................     (978)
                                                                      --------
 Net realized gain on investments and foreign currency transactions..      647
NET UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSLATIONS
 Net unrealized gain from changes in market value....................  192,584
 Net unrealized loss from changes in foreign exchange rates..........     (476)
                                                                      --------
 Net unrealized gain on investments..................................  192,108
 Net unrealized loss on translating assets and liabilities into the
  reporting currency.................................................      (62)
                                                                      --------
 Net unrealized gain on investments and foreign currency
  translation........................................................  192,046
                                                                      --------
 Net gain on investments.............................................  192,693
                                                                      --------
Increase in net assets resulting from operations..................... $212,753
                                                                      ========

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM NOVEMBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

-------------------------------------------------------------------------------
OPERATIONS
 Net investment income.............................................. $   20,060
 Net realized gain on investments sold and foreign currency
  transactions......................................................        647
 Net unrealized gain on investments and foreign currency
  translation.......................................................    192,046
                                                                     ----------
 Increase in net assets resulting from operations...................    212,753
                                                                     ----------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold..........................................  5,171,338
 Net asset value of shares issued in reinvestment of dividends......     --
 Less payments for shares redeemed..................................     --
                                                                     ----------
 Increase in net assets from capital share transactions.............  5,171,338
                                                                     ----------
  Total increase in net assets......................................  5,384,091
NET ASSETS
 Beginning of period................................................     --
                                                                     ----------
 End of period (including undistributed net investment income of
  $20,060).......................................................... $5,384,091
                                                                     ==========
Number of Fund shares:
 Sold...............................................................    516,513
 Reinvested.........................................................     --
 Redeemed...........................................................     --
                                                                     ----------
 Net increase in shares outstanding.................................    516,513
Shares outstanding:
 Beginning of period................................................     --
                                                                     ----------
 End of period......................................................    516,513
                                                                     ==========

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
PERIOD FROM NOVEMBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996
1. DESCRIPTION OF THE FUND

 The Schwab Asset Director--High Growth Portfolio (the "Fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no-load, open-end, management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended.

 The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

 The following significant accounting policies are in conformity with gener-ally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting prin-ciples requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

 Security valuation--Investments in securities traded on an exchange and in-vestments in money market funds are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quo-tations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursu-ant to guidelines adopted in good faith by the Board of Trustees. Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the representative quoted bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approxi-mates market value.

 Security transactions and investment income--Security transactions are ac-counted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued on a daily basis and includes amortization of premium and accretion of discount on investments. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amor-tized through the final maturity date.

 Foreign currency translation--The accounting records of the Fund are main-tained in U.S. dollars. Investment securities and all other assets and liabil-ities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on December 31, 1996. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

 The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

 Forward currency contracts--A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency ex-change rates. The Forward is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference be-tween the value at the time the contract was opened and the value at the time the contract was closed. The Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
PERIOD FROM NOVEMBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996
 Deferred organization costs--Costs incurred in connection with the organiza-tion of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

 Expenses--Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allo-cated to each series in proportion to their relative net assets.

 Federal income taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to dis-tribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

 At December 31, 1996, (for financial reporting and federal income tax purpos-es), net unrealized gain aggregated $192,108, of which $268,705 related to ap-preciated securities and $76,597 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

 Investment advisory and administration agreement--The Trust has an investment advisory and administration agreement with Charles Schwab Investment Manage-ment, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.74% of the first $1 billion of average daily net assets, 0.69% of the next $1 billion and 0.64% of such assets over $2 billion. The Investment Manager voluntarily reduced its fee for the year ended December 31, 1996 (see Note 4).

 Sub-advisory agreement--The Investment Manager currently has a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony") to serve as sub-adviser to the Fund. Symphony does not receive compensation directly from the Fund. However, the Investment Manager pays Symphony an annual fee, payable monthly, ranging from 0.08% to 0.02% of the Fund's combined average net as-sets, declining as assets increase. Effective February 28, 1997, the Invest-ment Manager will terminate the sub-advisory agreement with Symphony and will assume day-to-day advisory responsibility for the Fund.

 Officers and trustees--Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager. During the period ended December 31, 1996, the Trust made no direct payments to its officers or trust-ees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund did not incur any fees related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER

 The Investment Manager reduced a portion of its fee and absorbed certain ex-penses in order to limit the Fund's ratio of operating expenses to average net assets. For the period ended December 31, 1996, the total of such fees and ex-penses reduced and absorbed by the Investment Manager was $34,489 (see Note
8).

5. BORROWING AGREEMENT

 The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a tempo-rary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the as-sets of the Fund. During the period ended December 31, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

 Purchases and sales of investment securities, other than short-term obliga-tions, aggregated $4,928,587 and $345,621, respectively, for the period ended December 31, 1996.


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
PERIOD FROM NOVEMBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996
7. COMPOSITION OF NET ASSETS

 At December 31, 1996, net assets consisted of:

  Paid in capital................................................. $5,171,338
  Undistributed net investment income.............................     20,060
  Accumulated net realized gain on investments sold and foreign
   currency transactions..........................................        647
  Net unrealized gain on investments..............................    192,108
  Net unrealized loss on translating assets and liabilities into
   the reporting currency.........................................        (62)
                                                                   ----------
   Total.......................................................... $5,384,091
                                                                   ==========

 At December 31, 1996, the Fund's Statement of Net Assets included: $23,851 payable for securities purchased, $33,693 receivable for Fund shares sold and $13,237 receivable from advisor.

8. FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

Net asset value at beginning of period.............................     $10.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.............................................       0.04
 Net realized and unrealized gain on investments...................       0.38
                                                                    ----------
 Total from investment operations..................................       0.42
LESS DISTRIBUTIONS
 Dividends from net investment income..............................         --
 Distributions from realized gain on investments...................         --
                                                                    ----------
 Total distributions...............................................         --
                                                                    ----------
Net asset value at end of period...................................     $10.42
                                                                    ==========
TOTAL RETURN (not annualized)......................................      4.20%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period......................................... $5,384,091
 Ratio of expenses to average net assets+..........................      0.67% *
 Ratio of net investment income to average net assets+.............      2.35% *
 Portfolio turnover rate...........................................         7%
 Average commission rate........................................... $     0.02
-------
+ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of expenses reduced and ab-
  sorbed by the Investment Manager. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

 Ratio of expenses to average net assets...........................     4.71% *
 Ratio of net investment income to average net assets..............    (1.69%)*

* Annualized

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT
To the Trustees and Shareholders of the SCHWAB ASSET DIRECTOR--HIGH GROWTH PORTFOLIO

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial high-lights present fairly, in all material respects, the financial position of the Schwab Asset Director--High Growth Portfolio (one of the series constituting Schwab Annuity Portfolios, hereafter referred to as the "Trust") at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 1996 (commencement of op-erations) through December 31, 1996, in conformity with generally accepted ac-counting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these fi-nancial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assur-ance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting princi-ples used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which in-cluded confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion ex-pressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1997

                                 -------------
                                      272